LONDON PACIFIC LIFE & ANNUITY COMPANY




                            LPLA SEPARATE ACCOUNT ONE
                                       AND
                       LPT VARIABLE INSURANCE SERIES TRUST

                                 REGENCY SERIES


                 FLEXIBLE CONTRIBUTION DEFERRED VARIABLE ANNUITY

                                  ANNUAL REPORT
                     FOR THE PERIOD ENDED DECEMBER 31, 1996




This Annual Report has been prepared to provide information to the owners of London Pacific Life & Annuity Company's Regency Series Variable Annuity. If it is used for any other purpose, it must be accompanied or preceded by a current Regency Series prospectus, which discloses any charges and other important information about the Separate Account, together with the current prospectus for the LPT Variable Insurance Series Trust.





                                    CONTENTS






Message from the President..................................................2

LPLA SEPARATE ACCOUNT ONE:
Statement of Assets & Liabilities...........................................3
Statement of Operations.....................................................4
Statement of Changes in Net Assets..........................................5
Notes to Financial Statements.............................................6-9
Report of Independent Accountants..........................................10

LPT VARIABLE INSURANCE SERIES TRUST:
Individual Portfolio Review.............................................11-17
Statements of Assets & Liabilities.........................................18
Statements of Operations...................................................19
Statements of Changes in Net Assets........................................20
Financial Highlights.......................................................21
Schedules of Investments................................................22-52
Notes to Financial Statements...........................................53-60
Report of Independent Accountants..........................................61




                           MESSAGE FROM THE PRESIDENT

Dear Contract Owner:

We are pleased to provide you with the Annual Reports for LPLA Separate Account One and LPT Variable Insurance Series Trust for the year ending December 31, 1996. Thank you for investing with us!

As you may know, the financial markets have continued their upward trend, not only with a sharp rise in the Dow Jones industrial Average, but with increases in other major indexes like the S&P 500 and the Russell 2000 as well. As of this writing, the Dow Jones is breaking all records at the 7,000 level and confirms what some economists say is a sustained bull market. While we hope that you have benefitted from the rise in the markets and that you have diversified your assets according to your financial advisor's instructions, timing is everything. A noted economist once told me that the difference between a prudent investor and an anxious investor is three years. Opportunities E will always exist to buy low and sell high. Depending on your entry date, any market can be volatile, even the best of bull markets.

We are pleased to announce that the 1996 performance* of the underlying LPT Variable Insurance Series [nest portfolios has been very good since the February 9, 1996 effective date. Most of the Portfolios performed quite well relative to their comparative indexes for the year. Strong Growth Portfolio was up 20.27% versus the Russell 2000 Stock Index of 14.55%, Lexington Corporate Leaders Portfolio was up 12 84% and MAS Value Portfolio was up 20.39% versus the S & P 500 Stock Index of 15.14% and the Lipper Growth & Income Index of 14.14%. Strong International Portfolio was up 5.85% versus the Morgan Stanley EAFE Index of 3.99% and Berkeley Smaller Companies Portfolio was up 2.42 % versus the Russell 2000 Stock Index of 14.55%. MFS Total Return Portfolio was up 9.81% versus the Lipper Balanced Fund Index of 9.41% and Salomon U. S. Quality Bond Portfolio was up 2.27% versus the Lipper Government Intermediate Index of 2.16%.

When considering the financial markets for 1997, diversify your assets and expect volatility. Furthermore, it is always a good idea to keep in touch with your financial advisor, especially if the market environment changes.


Thank you for selecting the Regency Variable Annuity. We appreciate the confidence that you have placed in us. and we look forward to serving your investment needs for the future.

Mark E. PRILLAMAN
President
LPT Variable Insurance Series Trust

*Past performance of unmanaged indexes or of the LPT Variable Insurance Series Trust Portfolios is no guarantee of future results. Investment return and principal value of the investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all portfolio operating expenses, however they do not reflect the deduction of insurance charges against assets.



                           LPLA SEPARATE ACCOUNT ONE

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1996

                                                 MFS Total       Salomon U.S.    Salomon Money         Strong
                                   MAS Value      Return         Quality Bond        Market        International Stock
                                 Sub-Account    Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                 ------------  --------------  ---------------  ----------------  --------------------
ASSETS
Investments in the LPT
Variable Insurance Trust,
at value (Note 3)                    $766,457      $1,046,614         $926,451          $417,951              $565,195
                                 ------------  --------------  ---------------  ----------------  --------------------

Total Assets                          766,457       1,046,614         926,451           417,951                565,195
                                 ------------  --------------  ---------------  ----------------  --------------------

LIABILITIES

Accrued expenses payable to
London Pacific Life & Annuity
Company  (Note 4)                          22              32              31                16                     15
Amounts retained by London
Pacific Life & Annuity Co. in
LPLA Separate Account One
(Note 7)                              153,196         139,219         127,999           130,261                133,139
                                 ------------   -------------  ---------------  ----------------  --------------------

TOTAL LIABILITIES                     153,218         139,251         128,030           130,277                133,154
                                 ------------   -------------  ---------------  ----------------  --------------------

NET ASSETS ATTRIBUTABLE TO
CONTRACT OWNERS                      $613,239        $907,363        $798,421          $287,674               $432,041
                                 ============   =============  ==============   ================  ====================

UNIT VALUE                             $12.12          $11.03          $10.15            $10.36                 $10.58
                                 ============   =============  ==============   ================  ====================

                                       50,583          82,279          78,700            27,763                 40,840
                                 ============   =============  ==============   ================  ====================



                                                        Berkeley Smaller      Lexington
                                         Strong Growth     Companies       Corporate Leaders
                                          Sub-Account    Sub-Account         Sub-Account
                                         ------------   ----------------   -----------------
Investments in the LPT
Variable Insurance Trust,
at value (Note 3)                            $722,959           $674,793            $489,190
                                         ------------   ----------------   -----------------

Total Assets                                  722,959            674,793             489,190
                                         ------------   ----------------   -----------------

LIABILITIES

Accrued expenses payable to
London Pacific Life & Annuity
Company  (Note 4)                                 17                  17                  13
Amounts retained by London
Pacific Life & Annuity Co. in
LPLA Separate Account One
(Note 7)                                      160,583            131,253              144,672
                                         -------------  ----------------    -----------------

TOTAL LIABILITIES                             160,600            131,270              144,685
                                         -------------  ----------------    -----------------

NET ASSETS ATTRIBUTABLE TO
CONTRACT OWNERS                              $562,359           $543,523             $344,505
                                         ============   ================    =================

UNIT VALUE                                     $12.62             $10.35               $11.51
                                         ============   ================    =================

                                               44,555             52,516               29,933
                                         ============   ================    =================




                        See Notes to Financial Statements

                            LPLA SEPARATE ACCOUNT ONE

                             STATEMENT OF OPERATIONS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996

                                                         MFS Total       Salomon U.S.    Salomon Money         Strong
                                          MAS Value       Return         Quality Bond        Market        International Stock
    INCOME AND EXPENSES                  Sub-Account    Sub-Account      Sub-Account      Sub-Account        Sub-Account
    Income:                              ------------  --------------  ---------------  ----------------  --------------------
      Dividends from the LPT Variable
      Insurance Series Trust
                                              $19,181         $15,103          $37,717           $15,124             $2,659
    Expenses:
      Mortality and other expense
      charges (Note 4)

    Net investment income                       1,620           2,240            5,845             1,903              1,726
                                         ------------  --------------  ---------------  ----------------  --------------------

                                               17,561          12,863           31,872            13,221             36,980
                                         ------------  --------------  ---------------  ----------------  --------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS.

    Net realized gain on sales of
    investments

    Net unrealized appreciation
    (depreciation) on investments                  29               2              102                 0                 75
      Beginning of period                ------------  --------------  ---------------  ----------------  ---------------------
      End of period
      Net unrealized appreciation
      (depreciation) during period
                                                    0               0                0                 0                  0
    NET REALIZED AND UNREALIZED GAIN           40,172          19,948              646                 0              2,107
    (LOSS) ON INVESTMENTS                ------------  --------------  ---------------  ----------------  ---------------------

    NET INCREASE (DECREASE) IN NET             40,172          19,948              646                 0              2,107
    ASSETS RESULTING FROM OPERATIONS     ------------  --------------  ---------------  ----------------  ---------------------


                                               40,201          19,950              748                 0              2,182
                                         ------------  --------------  ---------------  ----------------  ---------------------


                                              $57,762         $32,813          $32,620           $13,221             $3,115
                                         ============  ==============  ===============  ================  =====================


                                                        Berkeley Smaller      Lexington
                                         Strong Growth     Companies       Corporate Leaders
    INCOME AND EXPENSES                   Sub-Account    Sub-Account         Sub-Account
    Income:                              ------------   ----------------   -----------------
      Dividends from the LPT Variable
      Insurance Series Trust
                                              $38,140           $112,982              $4,264
    Expenses:
      Mortality and other expense
      charges (Note 4)

    Net investment income                       1,160              1,558                 672
                                         ------------    ---------------   ------------------
                                               36,980            111,424               3,592
    REALIZED AND UNREALIZED GAIN         ------------    ---------------   ------------------
    (LOSS) ON INVESTMENTS.

    Net realized gain on sales of
    investments

    Net unrealized appreciation
    (depreciation) on investments                 551                 85                   4
      Beginning of period                ------------    ---------------   ------------------
      End of period
      Net unrealized appreciation
      (depreciation) during period
                                                    0                  0                   0
    NET REALIZED AND UNREALIZED GAIN           (5,660)          (142,697)             24,589
    (LOSS) ON INVESTMENTS                -------------   ----------------  -----------------

    NET INCREASE (DECREASE) IN NET             (5,660)          (142,697)             24,589
    ASSETS RESULTING FROM OPERATIONS     -------------   ----------------  -----------------


                                               (5,109)          (142,612)             24,593
                                         -------------   ----------------  -----------------


                                              $31,871           ($31,188)            $28,185
                                         =============   ================  =================





                        See Notes to Financial Statements



                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996



                                                      MFS Total       Salomon U.S.    Salomon Money         Strong
                                       MAS Value      Return         Quality Bond        Market        International Stock
                                      Sub-Account    Sub-Account      Sub-Account      Sub-Account        Sub-Account
                                      ------------  --------------  ---------------  ----------------  --------------------
INCREASE(DECREASE) IN NET
  ASSETS FROM OPERATIONS
  Net investment income                    $17,561         $12,863          $31,872           $13,221                  $933
  Net realized gain on sales                    29               2              102                 0                    75
  Net unrealized appreciation
  (depreciation) during the period          40,172          19,948              646                 0                 2,107
                                      ------------  --------------  ---------------  ----------------  --------------------
Net increase (decrease) in net assets
  resulting from operations                 57,762          32,813           32,260            13,221                 3,115
                                      ------------  --------------  ---------------  ----------------  --------------------
CONTRACT RELATED TRANSACTIONS:
  Transfers in from net premiums           286,034         414,918           95,545         2,841,064               155,627
  Transfers out from contract related
  transactions                                (357)         (3,655)          (3,368)                0                (1,948)
  Transfers between Separate Account
  investment portfolios                    297,996         477,506           676,623       (2,561,350)               283,386
                                      ------------  --------------  ----------------  ----------------  --------------------
Net increase in net assets resulting
from contract related transactions         583,673         888,769           768,800          279,714                437,065
                                      ------------  --------------  ----------------  ---------------   --------------------
INITIAL CONTRIBUTION BY LONDON PACIFIC
  LIFE & ANNUITY COMPANY                   125,000         125,000           125,000          125,000                125,000


Change in amount retained by London
Pacific Life & Annuity Company in
LPLA Separate Account One (Note 7)        (153,196)       (139,219)         (127,999)         (130,261)             (133,139)
                                      -------------  --------------  ----------------  ----------------  --------------------

INCREASE IN NET ASSETS                     613,239         907,363           798,421           287,674               432,041

NET ASSETS, BEGINNING OF PERIOD                  0               0                 0                 0                     0
                                      ------------  --------------  ----------------  ----------------  --------------------
NET ASSETS, END OF PERIOD                 $613,239        $907,363          $798,421          $287,674              $432,041
                                      ============  ==============  ================  ================  ====================

                                                        Berkeley Smaller      Lexington
                                         Strong Growth     Companies       Corporate Leaders
                                          Sub-Account    Sub-Account         Sub-Account
                                         ------------   ----------------   -----------------
INCREASE(DECREASE) IN NET
  ASSETS FROM OPERATIONS
  Net investment income                       $36,980           $111,424             $3,592
  Net realized gain on sales                      551                 85                  4
  Net unrealized appreciation
  (depreciation) during the period             (5,660)          (142,697)             24,589
                                         ------------   -----------------  -----------------
Net increase (decrease) in net assets
  resulting from operations                    31,871            (31,188)             28,185
                                         ------------   -----------------  -----------------
CONTRACT RELATED TRANSACTIONS:
  Transfers in from net premiums             227,819             246,768             187,429
  Transfers out from contract related
  transactions                                (2,879)             (1,896)                (53)
  Transfers between Separate Account
  investment portfolios                      341,131             336,092             148,616
                                         ------------  ------------------  -----------------
Net increase in net assets resulting
from contract related transactions           566,071             580,964             335,992
                                         ------------  ------------------  -----------------
INITIAL CONTRIBUTION BY LONDON PACIFIC
  LIFE & ANNUITY COMPANY                     125,000             125,000             125,000


Change in amount retained by London
Pacific Life & Annuity Company in
LPLA Separate Account One (Note 7)          (160,583)           (131,253)           (144,672)
                                         -------------  ---------------    ------------------

INCREASE IN NET ASSETS                       562,359             543,523             344,505

NET ASSETS, BEGINNING OF PERIOD                    0                   0                   0
                                         -------------  ----------------   -----------------
NET ASSETS, END OF PERIOD                   $562,359            $543,523            $344,505
                                         =============  ================   =================


                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements
                                December 31, 1996


NOTE 1 - Organization

LPLA Separate Account One ("Separate Account") is a separate investment account of London Pacific Life & Annuity Company ("Company"). The Separate Account was established on November 23, 1994 under the insurance laws of the State of North Carolina for the purpose of issuing flexible payment variable annuity contracts. Under North Carolina's insurance laws, the assets of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Contract owners may allocate their account values to one or more of the Separate Account's investment Sub-Accounts. Funds of the investment Sub-Accounts of the Separate Account are invested exclusively in a corresponding investment portfolio of the LPT Variable Insurance Series Trust ("Trust") managed by LPIMC Insurance Marketing Services ("LPIMC"), a registered investment advisor and a wholly-owned subsidiary of the Company.

NOTE 2 - Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Separate Account in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust. Realized gains and losses on sales of shares of the Trust are determined based on the first-in, first-out method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust.

Federal Income Taxes - Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a registered investment company under Sub-Chapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.



                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements
                                December 31, 1996





NOTE 3 - Investments

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1996 were as follows:

------------------------------------------------------------------------------------------------------------------
                                                              Portfolio Information
Investment                                  Number of                Aggregate                      Net Asset
Sub-Account                                 Shares                     Cost                      Value Per Share
-------------------------------------------------------------------------------------------------------------------
MAS Value                                     64,647                   $726,285                       $11.86
MFS Total Return                              96,012                  1,026,666                        10.90
Salomon U.S. Quality Bond                     94,436                    925,805                         9.81
Salomon Money Market                         417,951                    417,951                         1.00
Strong International Stock                    53,401                    563,088                        10.58
Strong Growth                                 60,664                    728,619                        11.92
Berkeley Smaller Companies                    78,575                    817,490                         8.58
Lexington Corporate Leaders                   42,749                    464,601                        11.44


NOTE 4 - Related Party Transactions

The Company assesses a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% and .10% per annum based on the average daily net assets of each Sub-Account for administrative and distribution expenses, respectively. These charges are deducted from the daily unit value of each Sub-Account but are paid to the Company on a monthly basis. A contract maintenance charge of $36 is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less.

London Pacific Financial and Insurance Services ("LPFIS"), a registered broker/dealer and wholly-owned subsidiary of the Company, is principal underwriter and general distributor of the Separate Account. LPFIS does not receive any compensation for sales of the variable annuity contracts.




                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements
                                December 31, 1996



Note 5 - Changes in Units Outstanding

Changes in units outstanding for the period January 31, 1996 (commencement of operations) to December 31, 1996 were as follows:

                                               Units             Units             Units             Net
Investment Sub-Account                       Purchased         Transferred       Redeemed          Increase
-------------------------------           ---------------    ---------------    -----------       ----------
MAS Value                                       23,988            26,628            (33)            50,583
MFS Total Return                                37,908            44,705           (334)            82,279
Salomon U.S. Quality Bond                        9,805            69,231           (336)            78,700
Salomon Money Market                           277,258          (249,495)             0             27,763
Strong International Stock                      14,759            26,267           (186)            40,840
Strong Growth                                   17,977            26,809           (231)            44,555
Berkeley Smaller Companies                      22,713            29,987           (184)            52,516
Lexington Corporate Leaders                     16,470            13,468             (5)            29,933


NOTE 6 - Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that it satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

NOTE 7 - Amount Retained by the Company

The amount retained by the Company is attributable to the Company's initial contribution to the Separate Account and the underlying investment results. The change in this amount arises from that portion, determined ratably, of the Separate Account's investment results applicable to the net assets owned by the Company. The funds contributed by the Company, as well as any investment appreciation or depreciation, are not subject to charges for mortality and expense risks, administration expenses and distribution expenses.

Amounts retained by the Company in the Separate Account may be transferred by the Company to its General Account at any time.




                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements
                                December 31, 1996




NOTE 8 - Purchases and Sales of Securities

Cost of purchases and proceeds from sales of the Trust shares by the Separate Account during the year ended December 31, 1996 were as follows:

                  Investment Sub-Account                      Purchases                 Sales
                  -------------------------                   ---------                 -----
                  MAS Value                                    $726,613                   $357
                  MFS Total Return                            1,026,717                     53
                  Salomon U.S. Quality Bond                     980,727                 55,024
                  Salomon Money Market                        2,853,937              2,435,986
                  Strong International Stock                    564,621                  1,608
                  Strong Growth                                 730,723                  2,655
                  Berkeley Smaller Companies                    819,174                  1,769
                  Lexington Corporate Leaders                   464,650                     53




                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of London Pacific Life & Annuity
Company and Contract Owners of LPLA Separate Account One

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (MAS Value, MFS Total Return, Salomon U.S. Quality Bond, Salomon Money Market, Strong International Stock, Strong Growth, Berkeley Smaller Companies and Lexington Corporate Leaders) constituting LPLA Separate Account One at December 31, 1996, the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of London Pacific Life & Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1996 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts

February 18, 1997






                               MAS VALUE PORTFOLIO

INVESTMENT SUB-ADVISOR
Miller,  Anderson & Sherrerd, LLP

ABOUT THE PORTFOLIO
Invests in companies with equity capitalizations usually greater than $400 million that are believed to be undervalued based on price/earnings and price/book ratios.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

MAS Value Portfolio            20.39%
S&P 500 Index                  15.14%
Lipper Growth &
 Income Index                  14.14%

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX OF 500 LEADING STOCKS. RESULTS FOR THE S&P 500 INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE LIPPER GROWTH & INCOME INDEX IS A NON-WEIGHTED INDEX OF 139 FUNDS INVESTING IN STOCKS AND CORPORATE AND GOVERNMENT BONDS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.

     The MAS Value Portfolio earned a total return of 20.39% from the date of its inception on February 9, 1996 through December 31, 1996. This return surpassed by a substantial margin the 15.14% return earned over the same period by the Standard & Poor's 500 Composite Index (S&P 500 Index) and the 14.14% return earned during that time period by the average growth and income mutual fund, as measured by Lipper Analytical Services.

     Successful sector and stock selections contributed to the Portfolio's strong relative performance for the period. Overweightings compared to the S&P 500 Index in financial services and heavy industrials benefited performance. Heavy industry represented our largest overweighting with significant positions in Trinova, Cummins Engine, Harnischfeger, FMC and Kennametal. Within financial services, banking and insurance companies delivered healthy earnings growth while trading at large valuation discounts. The Portfolio's larger holdings within the sector included American Re, Chase Manhattan, Providian, Great Western, Allstate, Citicorp, Transatlantic Holdings and Old Republic International.

     The Portfolio also outperformed the S&P 500 Index in the basic resources, technology, telephone, utilities, and energy sectors. Strong performances were delivered by such individual securities as Dupont, Rohm and Haas, PHH, Seagate, IBM, Sprint and British Petroleum. The Portfolio also can attribute part of its solid performance to sectors of the market that were avoided. Underweightings, as compared to the S&P 500 Index, in telephone utilities and consumer services served the Portfolio well as their performance lagged.

     On the other hand, the Portfolio's performance suffered somewhat as a result of investors' affection for large capitalization, defensive growth stocks during the year. For the past two years, growth stocks have outperformed cyclical stocks and large company stocks have outperformed smaller ones. The Portfolio's holdings tend to be somewhat smaller and more cyclical than the S&P 500 Index. A rotation toward smaller and more cyclical companies is long overdue and could further enhance the relative outperformance of the Portfolio.

     Moving ahead, the Portfolio remains prudently optimistic for the potential of the equity market. Underweightings should continue in the consumer, health care, energy and utility sectors which include most beverage, personal care, food, consumer services, drug and medical products companies. As investors drove up prices for these securities, due to their affection for large capitalization, defensive growth companies, the securities have been priced out of the Portfolio's disciplined valuation range as have many technology sector securities, although the Portfolio continues to hold significant positions in IBM, Seagate, Compaq and Tektronix. Energy and telephone utility stocks remain underweighted due to high price-earnings ratios and modest growth outlooks. Deteriorating competitive condition for electric utilities likely will keep that sector at current, near-market weightings in the Fund.

     The Portfolio's overweighted position in banking and insurance should serve it well as consolidation continues to benefit shareholders. Strategically, the Portfolio will seek a more defensive overall structure given the high valuations of the market overall. Specifically, cash levels could remain in the 10% to 15% range, while individual security selection may tend toward more conservative price-earnings, price-sales and price-book levels.


$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996


                                                                           |
 $12,309                                               *                   |
                                                                           |
 $11,514                       #                                           |
                                                                           |
 $11,414      X                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


*  MAS VALUE PORTFOLIO
#  S&P 500
X  LIPPER GROWTH & INCOME INDEX
THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE MAS VALUE PORTFOLIO, THE S&P 500 INDEX, AND THE LIPPER GROWTH & INCOME INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE S&P 500 INDEX AND THE LIPPER GROWTH & INCOME INDEX INCLUDE REINVESTMENT OF DIVIDENDS.




                        MFS TOTAL RETURN PORTFOLIO


INVESTMENT SUB-ADVISOR
Massachusetts Financial Services Company

ABOUT THE PORTFOLIO
Invests in securities which are expected to provide above-average income and opportunities for growth of capital and income, consistent with the prudent employment of capital.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

MFS Total
 Return Portfolio               9.81%
Lehman Brothers
 Aggregate Bond Index           0.34%
Lipper Balanced
 Fund Index                     9.41%

THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX OF AVERAGE YIELD U.S. INVESTMENT GRADE BONDS. RESULTS FOR THE LEHMAN AGGREGATE BOND INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE LIPPER BALANCED FUND INDEX IS A NON-WEIGHTED INDEX OF 210 FUNDS INVESTING IN STOCKS AND CORPORATE AND GOVERNMENT BONDS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.


     The MFS Total Return Portfolio earned a total return of 9.81% from the date of its inception on February 9, 1996 through December 31, 1996, far outdistancing the 0.34% return of the Lehman Brothers Aggregate Bond Index during the period. The Portfolio's performance also exceeded the average balanced mutual fund which earned a 9.41% return during the period, as measured by Lipper Analytical Services.

     The Portfolio invests in both common stocks and corporate and government bonds. In addition, the Portfolio purchases preferred stocks and convertible bonds, which can provide similar returns to common stocks with less risk. During 1996, the Portfolio maintained about 55% of its investments in common and preferred stocks and convertible bonds. Fueled by the continuing spectacular returns earned by the U. S. stock market, these holdings generated the bulk of the Portfolio's returns during the period.

     The remainder of the Portfolio was invested in corporate and U.S. Treasury bonds with an overall duration of five to six years. The fixed income portion of the Portfolio also provided positive returns, however, the magnitude was far less than that of the Portfolio's stock portion. For example, the securities within the Lehman Brothers Government Corporate Bond Index, which were fairly representative of the Portfolio's bond allocation, earned a total return of 3.28% during the year.

     Some of the best performers among the Portfolio's stock holdings came from the financial services sectors. Bank stocks in particular performed well. Earnings have risen steadily and an increase in merger activity has made nearly all banks more valuable. During the year, the Portfolio avoided investment in the technology and consumer sectors. In the manager's view, technology companies with high valuations represented greater risk than other securities and the growth prospects for consumer companies were limited by restrictions on their ability to raise prices.

     The Portfolio's stock investment strategy has focused on companies that the manager believes have earnings prospects or asset values equal to or higher than the overall market as measured by the Standard & Poor's 500 Composite Stock Index. In addition to the energy sector, the manager believes the healthcare and aerospace industries fit this investment criteria. Strong earnings and industry consolidation have combined to improve the outlook for many health care companies. The manager believes the aerospace industry will benefit from a cyclical increase in the number of aircraft built in the next three years.

     Given where equity valuations are today, the Portfolio likely will maintain its current allocation between stock and bond investments. However, should the equity market experience a meaningful correction, the manager would seek to add to the Portfolio's stock allocation while shares are at lower prices.



$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996




                                                                           |
 $10,981                                               *                   |
                                                                           |
 $10,941                       X                                           |
                                                                           |
 $10,034      #                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


*  MFS TOTAL RETURN PORTFOLIO
#  LEHMAN BROTHERS AGGREGATE BOND INDEX
X  LIPPER BOND FUND INDEX



THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE MFS TOTAL RETURN PORTFOLIO, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND THE LIPPER BALANCED FUND INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE LEHMAN BROTHERS AGGREGATE BOND INDEX, AND THE LIPPER BALANCED FUND INDEX INCLUDE REINVESTMENT OF DIVIDENDS




                      SALOMON U.S. QUALITY BOND PORTFOLIO


INVESTMENT SUB-ADVISOR
Salomon Brothers
 Asset Management

ABOUT THE PORTFOLIO
Invests primarily in high quality debt securities of the U.S. Government and its agencies to obtain a high level of current income.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

Salomon U.S. Quality
 Bond Portfolio                 2.27%
Lipper Government
 Intermediate Index             2.16%






THE LIPPER GOVERNMENT INTERMEDIATE FUND INDEX IS A NON-WEIGHTED INDEX OF 139 FUNDS INVESTING IN INTERMEDIATE GOVERNMENT BONDS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.




* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.


     The Salomon U. S. Quality Bond Portfolio earned a total return of 2.27% from the date of its inception on February 9, 1996 through December 31, 1996, beating by a narrow margin the 2.16% return of the average mutual fund investing in intermediate term government securities, as measured by the Lipper Government Intermediate Bond Index during the period.

     The bond market  rally of 1995  stalled in early 1996 as signs of a growing
U. S. economy emerged. In fact, during the first six months of 1996, the Portfolio realized negative returns due to a sharp rise in interest rates. Gains in consumption, housing, business, investment and net exports combined to accelerate the pace of economic growth and push interest rates higher. Typically, as interest rates rise, the prices of most bonds decline.

     Even a fourth quarter rally in the bond market could not push total returns, comprised of the income generated by bonds and the increase in their market value, beyond generally mediocre levels for the period. Most bond funds failed to earn total returns equivalent to their income yields during the period.

     At the close of the period on December 31, 1996, the Portfolio had allocated its investments in fixed income securities across the following bond market sectors: 46% U.S. Treasury securities, 27% mortgage-backed securities; 16% U.S. Government Agency Obligations, 4% Corporate Notes and Bonds, and 7% Cash Equivalents.

     As the Portfolio moves into 1997, the outlook for mortgage-backed securities appears attractive as higher interest rates have reduced the incentive for homeowners to refinance their mortgages. Barring a significant rally, mortgages should continue to perform well in the months ahead. These securities will continue to be a core holding for the Fund.

     Opportunities are limited to achieve significant returns in the arena of high quality corporate bonds. Current spreads between the prices for these securities and their yield are at historically rich levels. The Portfolio's assets can be better invested for greater incremental return elsewhere without incurring a significantly different level of risk.



$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996





                                                                           |
                                                                           |
                                                                           |
 $10,227                       *                                           |
                                                                           |
 $10,216      X                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


*  SALOMON U.S. QUALITY BOND PORTFOLIO
X  LIPPER GOVERNMENT INTERMEDIATE INDEX



THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE SALOMON U.S. QUALITY BOND PORTFOLIO AND THE LIPPER GOVERNMENT INTERMEDIATE INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO AND THE LIPPER GOVERNMENT INTERMEDIATE INDEX INCLUDE REINVESTMENT OF DIVIDENDS.



                     STRONG INTERNATIONAL STOCK PORTFOLIO



INVESTMENT SUB-ADVISOR
Strong Capital Management, Inc.


ABOUT THE PORTFOLIO
Invests primarily in companies located outside of the United States that are believed to have strong potential for capital growth.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

Strong International
 Stock Portfolio               5.85%*
Morgan Stanley
 EAFE Index                    3.99%
Lipper International
 Index                        11.38%

THE MORGAN STANLEY EUROPE, ASIA, FAR EAST INDEX IS AN UNMANAGED INDEX OF LEADING INTERNATIONAL STOCKS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE LIPPER INTERNATIONAL FUND INDEX IS A NON-WEIGHTED INDEX OF 115 FUNDS THAT INVEST ASSETS IN SECURITIES WHOSE PRIMARY MARKETS ARE OUTSIDE THE UNITED STATES. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.


* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.




     The Strong International Stock Portfolio earned a total return of 5.85% from the date of its inception on February 9, 1996 through December 31, 1996, surpassing the total return during the same period for the Morgan Stanley Capital International Europe, Asia and Far East Index which was 3.99%. Lipper Analytical Services set the total return for the average mutual fund investing in foreign stocks at 11.38% during the same period.

     During the fourth quarter of 1996, international markets continued to make little progress and on the whole continued to lag a still strong U.S. equity market. In general, Europe continued to perform satisfactorily, driven not so much by economic strength as by the continued move toward restructuring, improved shareholder return and better corporate profitability.

     Unfortunately the Portfolio's gains in Europe were partially offset by weakness in Asia, where the Portfolio maintained a larger exposure. Solid gains in Hong Kong, Indonesia and New Zealand were more than offset by declines in Japan and Thailand. Slower economic and export growth, overheating economies, over capacity and decreased competitiveness are some of the problems that have variously affected several Asian countries.

     The widespread recovery in international markets has yet to materialize as the Portfolio's manager has anticipated. Strength has been evident, but only inconsistently. Nevertheless, valuations in several markets now seem unreasonably low, the manager believes, both relative to their history and to the U.S. stock market. The manager expects many of these undervaluations to begin to catch up to Wall Street valuation levels in the year ahead.

     While the positive restructuring story in Europe will no doubt continue, the manager believes in particular that strength should return during the year to come in some Asian markets, whose weaknesses have been exaggerated. In addition, a number of emerging markets in Eastern Europe, Africa and Latin America should also regain strength as investors rediscover the value of accessing higher growth rate potentials that are available in the developed world.


$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996



                                                                           |
 $11,380                                               X                   |
                                                                           |
 $10,585                       *                                           |
                                                                           |
 $10,399      #                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


*  STRONG INTERNATIONAL PORTFOLIO
#  MORGAN STANLEY EAFE INDEX
X  LIPPER INTERNATIONAL INDEX




THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE STRONG INTERNATIONAL STOCK PORTFOLIO, THE MORGAN STANLEY EAFE INDEX, AND THE LIPPER INTERNATIONAL INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE MORGAN STANLEY EAFE INDEX, AND THE LIPPER INTERNATIONAL INDEX INCLUDE REINVESTMENT OF DIVIDENDS


                           STRONG GROWTH PORTFOLIO


INVESTMENT SUB-ADVISOR
Strong Capital Management, Inc.


ABOUT THE PORTFOLIO
Invests in equity securities that are believed to have above average capital growth potential.


PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

Strong Growth Portfolio        20.27%
Russell 2000 Small
 Company Index                 14.55%
S&P 500 Index                  15.14%


THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX OF 500 LEADING STOCKS. RESULTS FOR THE S&P 500 INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE RUSSELL 2000 SMALL COMPANY INDEX IS AN UNMANAGED INDEX OF 2000 SMALL COMPANY STOCKS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.




     The Strong Growth Portfolio earned a total return of 20.27% from the date of its inception on February 9, 1996 through December 31, 1996. The Portfolio's performance compared well against the 14.55% return earned by the Russell 2000 Index, and the 15.14% return generated by the Standard & Poor's 500 Composite Stock Index (S&P 500 Index) during the same period.

     During the fourth quarter of 1996, the large-capitalization U. S. equity market continued to significantly outperform the broader market. Both non-U.S. investors and domestic index fund purchases continued to push prices of many large, highly liquid companies to approximately two times their growth rates. Within the U. S. many small- and medium-sized companies are selling at a more reasonable one times their growth rates. For this reason, the Portfolio continues to overweight high quality medium- and small-cap growth companies relative to the popular large capitalization indexes such as the S&P 500 Index.

     During the fourth quarter of 1996, the Portfolio's overall risk was lowered by adding shares of more large-cap stocks and those with lower price-earnings ratios, as well as by trimming higher-multiple issues.

     While the long-term outlook for technology companies remains favorable in the manager's view, selected shares were sold from the Portfolio's holdings in this sector. Also, the manager sold several positions in commercial services companies and in consumer oriented stocks, particularly retailers. The outlook in this sector may be somewhat uncertain, the manager believes, because consumer credit is reaching record levels.

     The Portfolio added select investments in the financial services sector as well as other interest-sensitive businesses, in response to interest rate declines during the fourth quarter. In addition, the Portfolio increased its commitment to oil services stocks in light of the accelerating demand for these companies' services.

     The manager's outlook for the coming months is somewhat cautious. It is likely that the relative disparity between the valuations of small- and mid-sized companies compared to those of larger companies will tighten as investors take advantage of the disequilibrium across size segments of the markets. High valuations and the likelihood of three consecutive years of double digit returns, an historically unusual occurrence, may signal the market is poised for a rest. Continued growth in corporate earnings and low interest rates will be essential to keep this bull market running in the short-term. In this environment, the manager expects to focus on adding to the Portfolio quality companies with sustainable earnings growth and attractive valuations.


$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996



                                                                           |
 $12,027                                               *                   |
                                                                           |
 $11,514                       X                                           |
                                                                           |
 $11,455      #                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


* STRONG GROWTH PORTFOLIO
# RUSSELL 2000 SMALL COMPANY INDEX
X S&P 500



THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE STRONG GROWTH PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX INCLUDE REINVESTMENT OF DIVIDENDS.


                      BERKELEY SMALLER COMPANIES PORTFOLIO


INVESTMENT SUB-ADVISOR
Berkeley Capital Management

ABOUT THE PORTFOLIO
Invests in securities of companies that typically have market  capitalization of
less  than  $1  billion   that  are  expected  to  provide   long-term   capital
appreciation.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

Berkeley Smaller
 Companies Portfolio            2.42%
Russell 2000 Small
 Company Index                 14.55%
S&P 500 Index                  15.14%

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX OF 500 LEADING STOCKS. RESULTS FOR THE S&P 500 INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE RUSSELL 2000 SMALL COMPANY INDEX IS AN UNMANAGED INDEX OF 2000 SMALL COMPANY STOCKS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.


     The Berkeley Smaller Companies Portfolio earned a total return of 2.42% from the date of its inception on February 9, 1996 through December 31, 1996. The Portfolio's return significantly trailed the returns of its two benchmark indexes: the Russell 2000 Index at 14.55% and the Standard & Poor's 500 Composite Stock Index (S&P 500 Index) at 15.14%

     It is interesting to note that while returns for the U.S. equity market in 1996 were strong, they also were fairly narrowly concentrated. For example, the NASDAQ Composite's return was 20.30% for the year. However, for nearly half of the 5,400 publicly traded NASDAQ stocks with market valuations of over $10 million but under $1 billion, the average total return was -30.00% for the year. Close to one-third of the NASDAQ's total return could be attributed to three companies: Microsoft, Intel and Cisco Systems. A small number of large companies fueled strong gains for the broader equity market as investors flocked to larger, more growth oriented companies. Investors' flight to quality, inspired by an overall concern for the duration of the bull market, disrupted the normal valuation premium that typically attaches to small, aggressive growth companies.

     Further, the Portfolio's performance lagged due to selected Portfolio holdings as well. For example, the Portfolio's 10% position in retail stocks hurt performance. Fundamental performance of retailers owned by the Portfolio was generally quite good. However, the securities had been purchased at relatively high prices after a first quarter rally in the share prices of retailers, under the assumption that positive wage and consumer confidence trends would continue to benefit share prices. While this proved correct in large part, stock performance did not follow. In the fourth quarter, when Christmas sales were unexceptional, already weak stocks exhibited even weaker performance relative to the market.

     On a positive note, the Portfolio's mid-1996 reduction of healthcare holdings proved beneficial. The manager believed that new efforts to reform healthcare were likely with the beginning of a new presidential term in 1997 and share prices would suffer as a result. The decision was a good one as healthcare stocks were one of the worst performing sectors of the S&P 500 Index during the year. The Portfolio's shift out of the healthcare sector was accompanied by the establishment of initial positions in the business services sector during the summer. The Portfolio entered the sector at attractive valuation levels and added to its total position as the year progressed. Opportunity in the business services sector is being driven by the accelerating level of outsourcing occurring throughout the economy, resulting in new revenue growth opportunities for outsourcers as well as improving margins. At December 31, 1996, the Portfolio invested 15% of assets in the business services sector.

     Going forward, the Portfolio plans to maintain investment initiatives in energy and technology. The energy sector is undergoing a cyclical upturn in demand. which should result in positive trends for this normally slow-growth business. Technology companies continue to improve demand for their products by positively impacting the economics of their customers' businesses. At December 31, 1996, the Portfolio invested 8% of its assets in semiconductor stocks, 8% in local area networking and wide area networking stocks, 11% in communications stocks and 23% in software stocks.

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996





                                                                           |
 $11,514                                               X                   |
                                                                           |
 $11,455                       #                                           |
                                                                           |
 $10,242      *                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


* BERKELEY SMALLER COMPANIES PORTFOLIO
# RUSSELL 2000 SMALL COMPANY INDEX
X S&P 500

THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE BERKELEY SMALLER COMPANIES PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX INCLUDE REINVESTMENT OF DIVIDENDS.


                     LEXINGTON CORPORATE LEADERS PORTFOLIO


INVESTMENT SUB-ADVISOR
Lexington Management Corporation

ABOUT THE PORTFOLIO
Invests in large well-established companies believed to have long-term potential for strong capital growth and earnings.

PERFORMANCE
Net total return for the period February 9, 1996 through December 31, 1996

Lexington Corporate
 Leaders Portfolio             12.84%
S&P 500 Index                  15.14%
Lipper Growth &
 Income Index                  14.14%

THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 INDEX") IS AN UNMANAGED INDEX OF 500 LEADING STOCKS. RESULTS FOR THE S&P 500 INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

THE LIPPER GROWTH & INCOME INDEX IS A NON-WEIGHTED INDEX OF 139 FUNDS INVESTING IN STOCKS AND CORPORATE AND GOVERNMENT BONDS. RESULTS FOR THE INDEX DO NOT REFLECT THE EXPENSES AND INVESTMENT MANAGEMENT FEES INCURRED BY THE PORTFOLIO.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE NUMBERS ARE NET OF ALL PORTFOLIO OPERATING EXPENSES, BUT DO NOT REFLECT THE DEDUCTION OF INSURANCE CHARGES.

* DURING THE PERIOD NOTED, THE INVESTMENT ADVISOR (LPIMC INSURANCE MARKETING SERVICES) WAIVED A PORTION OF ITS MANAGEMENT FEE AND LONDON PACIFIC LIFE AND ANNUITY COMPANY VOLUNTARILY AGREED TO REIMBURSE CERTAIN OPERATING EXPENSES OF THE PORTFOLIO. IN THE ABSENCE OF THE WAIVER AND EXPENSE REIMBURSEMENT, TOTAL RETURN WOULD HAVE BEEN LOWER.


     The Lexington Corporate Leaders Portfolio earned a total return of 12.84% from the date of its inception on February 9, 1996 through December 31, 1996, trailing the 15.14% return earned by the Standard & Poor's 500 Composite Stock Index (S&P 500 Index) and the 14.14% return earned by the average growth and income mutual fund tracked by Lipper Analytical Services during the period.

     Throughout the year, the Portfolio benefited from the continued strength in blue chip and multinational companies. The oil sector which lagged for most of 1996 gained momentum late in the fourth quarter and contributed to the Portfolio's performance.

     The positive economic factors that serve as a backdrop for the financial markets have not changed materially over the past year. Key positive factors like moderate economic growth, low inflation, a benign interest rate environment, positive earnings growth and a favorable supply/demand dynamic for stocks may have varied considerably during the year, contributing to some bond market volatility, but by year-end interest rates were 60 basis points higher and the S&P 500 Index had a total return of 23%, fueled partly by strong cash flows into equity mutual funds and, to a lesser extent, favorable earnings.

     As 1997 begins, the U.S. economy appears to be on a continued moderate growth curve, inflation has yet to show up in the commonly watched statistics, earnings should be able to grow in the 7% to 10% range, and cash flows into equity mutual funds appear strong. Much like last year the manager expects that changes in the perceptions of these issues will cause some volatility in the markets, but at the end of the day, the scenario should result in a bond market that does not move significantly in either direction and a stock market that can generate a total return of between 8% and 12%.

     Although the differences between the current environment and that of early 1996 may be few, they can be significant.

         1) Stock valuations are less attractive. The price-earnings multiple for the unmanaged S&P 500 Index entering 1996 was 15.5 times estimated earnings and, currently stands at 17.5 times 1997 estimated earnings. At current interest rate and inflation levels, that valuation level does not appear excessive, however, there is less margin for error.

         2) While reported inflation remains benign, pressures are building. Wages have been rising for some time with corporations able to offset these increases with increased productivity and aggressive control of benefit costs. As the economic expansion matures, these controls become more difficult to sustain. Additionally, energy and food costs have been rising and although the markets have so far ignored them, further upward pressure could force the markets to pay attention.

         3) Estimates of only moderate earnings growth do not permit much room for disappointment which can come from several directions: the previously discussed wage pressures, strong dollar, higher energy costs and less than expected demand either domestically or from overseas.

     Although market risks have increased, the manager believes that the U.S. economy will remain strong and investors in the Portfolio should benefit from continued economic growth.

$10,000 HYPOTHETICAL INVESTMENT SINCE INCEPTION FEBRUARY 9, 1996



                                                                           |
 $11,514                                               #                   |
                                                                           |
 $11,414                       *                                           |
                                                                           |
 $11,284      X                                                            |
                                                                           |
                                                                           |
 $10,000   ----------------------------------------------------------------
             2/9/96                                                 12/31/96


* LEXINGTON CORPORATE LEADERS PORTFOLIO
# S&P 500
X LIPPER GROWTH & INCOME INDEX
THE CHART ABOVE ILLUSTRATES THE GROWTH IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT MADE IN THE BERKELEY SMALLER COMPANIES PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX ON FEBRUARY 9, 1996, THE INCEPTION DATE OF THE PORTFOLIO. THE FIGURES FOR THE PORTFOLIO, THE RUSSELL 2000 SMALL COMPANY INDEX, AND THE S&P 500 INDEX INCLUDE REINVESTMENT OF DIVIDENDS.


                       LPT VARIABLE INSURANCE SERIES TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

                                                            MFS TOTAL      SALOMON U.S.    SALOMON MONEY    STRONG
                                               MAS VALUE    RETURN         QUALITY BOND    MARKET           INTERNATIONAL STOCK
                                               SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                               -----------  ------------   ------------    -------------    --------------------
       ASSETS
       Investments at value, see accompanying
        schedules                               $1,201,185    $1,358,282     $1,432,344       $1,102,547              $1,211,266
       Repurchase agreements at cost and value     238,000       283,000        181,000          239,000                       0
       Cash                                            622           644            327              417                   7,663
       Foreign currency at value                         0           157              0                0                   7,939
       Dividends and/or interest receivable          1,807        12,839         19,904               48                   1,278
       Receivable for investments securities             0             0              0                0                       0
       sold
       Receivable for Trust shares sold                  0        51,207              0                0                  12,517
       Expense reimbursements receivable
                                                    14,133        13,105         12,606           13,915                  13,123
                                                ----------   -----------      ---------       ----------     -------------------

                TOTAL ASSETS                    $1,455,747    $1,719,234      $1,646,181      $1,355,927              $1,253,786

       Investments at cost                      $1,026,427    $1,260,663      $1,426,036      $1,102,547              $1,162,642
       Foreign currency at cost                         $0          $168              $0              $0                  $7,856

       LIABILITIES

       Payable for investment securities           $14,564      $119,721         $74,219              $0                     $0
       purchased
       Payable for Trust shares redeemed                 0        49,500               0         158,793                 12,100
       Custodian fees payable                        2,900         4,203           2,400           2,149                  3,574
       Advisory fees payable                         1,016           935             731             416                    750
       Accrued legal and audit fees                 13,003        13,003          13,003          13,003                 13,003
       Accrued expenses and other liabilities        3,201         3,197           3,280           3,179                  3,190
                                                ----------    ----------    ------------      ----------      -----------------

                                                                                                                         3,190
                TOTAL LIABILITIES                   34,684       190,559          93,633         177,540                32,617

       NET ASSETS                               $1,421,063    $1,528,675      $1,552,548      $1,178,387            $1,221,169
                                                ==========    ==========      ==========      ==========      ================

       COMPONENTS OF NET ASSETS:

                Paid-in capital                 $1,229,226    $1,433,860      $1,568,259      $1,178,387            $1,165,571
                Undistributed net investment
                  income/(loss)                          0           166               6               0                     0
                Accumulated net realized
                gain/(loss) on
                  securities and foreign            17,079        (2,959)        (22,025)              0                 6,891
                currency
                  transactions
                Net unrealized appreciation/
                  (depreciation) of securities
                  and foreign currency
                  transactions                     174,758        97,608           6,308               0                48,707


       NET ASSETS                               $1,421,063    $1,528,675      $1,552,548      $1,178,387            $1,221,169
                                                ==========    ==========      ==========      ==========            ==========

       SHARES OUTSTANDING (UNLIMITED
       AUTHORIZATION, $.01 PAR VALUE)
                                                   119,862       140,275         158,255       1,178,387               115,378
                                                ==========    ==========      ==========      ==========            ==========



       NET ASSET VALUE, OFFERING PRICE AND
       REDEMPTION PRICE, PER SHARE (NET ASSETS/
       SHARES OUTSTANDING)                          $11.86        $10.90           $9.81           $1.00                $10.58
                                                ==========    ==========      ==========      ==========            ==========

                                                             BERKELEY SMALLER  LEXINGTON
                                              STRONG GROWTH  COMPANIES         CORPORATE LEADERS
                                              SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                              -------------  ----------------  -----------------
       ASSETS
       Investments at value, see accompanying
        schedules                               $1,345,844         $1,170,474         $1,305,536
       Repurchase agreements at cost and value     254,000            325,000                  0
       Cash                                            566             15,068             21,703
       Foreign currency at value                         0                  0                  0
       Dividends and/or interest receivable            731                 24              2,338
       Receivable for investments securities        61,565              7,166                  0
       sold
       Receivable for Trust shares sold             50,069                  0                  0
       Expense reimbursements receivable
                                                    14,660             11,423             13,521
                                              ------------    ---------------  -----------------

                TOTAL ASSETS                    $1,727,435         $1,529,155         $1,343,098

       Investments at cost                      $1,206,209         $1,202,494         $1,156,549
       Foreign currency at cost                         $0                 $0                 $0

       LIABILITIES

       Payable for investment securities          $114,952            $66,775                 $0
       purchased
       Payable for Trust shares redeemed            48,400                  0                  0
       Custodian fees payable                        3,970              3,705               2,783
       Advisory fees payable                           955              1,249                 712
       Accrued legal and audit fees                 13,003             13,003              13,003
       Accrued expenses and other liabilities        3,192              3,179               3,179
                                                ----------     --------------  ------------------


                TOTAL LIABILITIES                  214,472             87,911              19,677

       NET ASSETS                               $1,512,963         $1,441,244          $1,323,421
                                                ==========     ==============  ==================

       COMPONENTS OF NET ASSETS:

                Paid-in capital                 $1,337,112         $1,738,580          $1,174,334
                Undistributed net investment
                  income/(loss)                         93                 20                 102
                Accumulated net realized
                gain/(loss) on
                  securities and foreign            36,123           (265,336)                 (2)
                currency
                  transactions
                Net unrealized appreciation/
                  (depreciation) of securities
                  and foreign currency
                  transactions                     139,635            (32,020)             148,987


       NET ASSETS                               $1,5124963         $1,441,244           $1,323,421
                                                ==========      =============  ===================

       SHARES OUTSTANDING (UNLIMITED
       AUTHORIZATION, $.01 PAR VALUE)
                                                   126,979            167,884              115,649
                                                ==========      =============  ===================



       NET ASSET VALUE, OFFERING PRICE AND
       REDEMPTION PRICE, PER SHARE (NET ASSETS/
       SHARES OUTSTANDING)                          $11.92              $8.58               $11.44
                                                ==========      =============  ===================

                       LPT VARIABLE INSURANCE SERIES TRUST
                            STATEMENTS OF OPERATIONS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996



                                                                  MFS TOTAL      SALOMON U. S.                          STRONG
                                                 MAS VALUE         RETURN        QUALITY BOND     SALOMON MONEY     INTERNATIONAL
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO     MARKET PORTFOLIO  STOCK PORTFOLIO
                                              ---------------- ---------------- ---------------- ----------------- ---------------
         INVESTMENT INCOME
         Income:
                  Dividends                           $20,847          $16,418             $0                $0          $14,718
                  Foreign withholding tax on
                   dividend income                       (127)            (199)             0                 0           (1,260)

                  Interest                              2,804           24,063           75,535            51,088          4,235
                                                        -----           ------           ------            ------          -----


                  TOTAL INVESTMENT INCOME              23,524           40,282           75,535            51,088         17,693
                                                       ------           ------           ------            ------         ------
         EXPENSES:
               Investment advisory fees                 9,048            7,846            6,497             4,340          7,681
               Administration fees                     18,511           18,511           18,511            18,511         18,511
               Custodian fees                          25,778           31,006           18,723            16,671         28,335
               Printing expenses                        1,284            1,284            1,284             1,284          1,284
               Legal and audit fees                    15,495           15,495           15,495            15,495         15,495
               Insurance expense                        3,854            3,854            3,854             3,854          3,854
               Trustees' fees and expenses              3,185            3,185            3,185             3,185          3,185
               Other expense                            1,000            1,000            1,000             1,000          1,000
                                                        -----            -----            -----             -----          -----
                  Expenses before waiver of
                   fees and expense
                   reimbursement                       78,155           82,181           68,549            64,340         79,345
                  Fees waived by investment
                    advisor (Note 3)                   (2,907)          (3,879)          (2,954)           (2,321)        (1,351)
                    Expense reimbursement
                    (Note 3)                          (62,226)         (65,124)         (54,144)          (53,653)       (63,100)
                                                      --------         --------         --------          --------       --------

                  TOTAL EXPENSES                       13,022           13,178           11,451             8,366         14,894
                                                       ------           ------           ------             -----         ------


         NET INVESTMENT INCOME                         10,502           27,104           64,084            42,722          2,799

                                                       ------           ------           ------            ------          -----

         REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS

         Net realized gain (loss) on securities
          and foreign currency transactions            49,011           (2,959)         (22,025)                 0        10,921


         Net change in unrealized
          appreciation/(depreciation) of
          securities and  foreign currency
          transactions                                174,758           97,608            6,308                  0        48,707
                                                      -------           ------            -----                  -        ------




         NET GAIN (LOSS)  ON INVESTMENTS              223,769           94,649         (15,717)                  0        59,628
                                                      -------           ------         --------                  -        ------
         NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS            $234,271         $121,753          $48,367            $42,722       $62,427
                                                     ========         ========          =======            =======       =======

                       LPT VARIABLE INSURANCE SERIES TRUST
                            STATEMENTS OF OPERATIONS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996


                                                                                  LEXINGTON
                                                               BERKELEY SMALLER   CORPORATE
                                              STRONG GROWTH    COMPANIES          LEADERS
                                              PORTFOLIO        PORTFOLIO          PORTFOLIO
                                              ---------------- ----------------- ---------------
         INVESTMENT INCOME
         Income:
                  Dividends                            $37,460          $261,566         $25,805
                  Foreign withholding tax on
                   dividend income                         (28)                0            (338)

                  Interest                               3,397             8,880           1,123
                                                         -----             -----           -----


                  TOTAL INVESTMENT INCOME               40,829           270,446          26,590
                                                        ------           -------          ------
         EXPENSES:
               Investment advisory fees                  8,705            12,480           6,503
               Administration fees                      18,511            18,511          18,511
               Custodian fees                           30,363            31,784          18,848
               Printing expenses                         1,284             1,284           1,284
               Legal and audit fees                     15,495            15,495          15,495
               Insurance expense                         3,854             3,854           3,854
               Trustees' fees and expenses               3,185             3,185           3,185
               Other expense                             1,000             1,000           1,000
                                                         -----             -----           -----
                  Expenses before waiver of
                   fees and expense
                   reimbursement                        82,397            87,593          68,680
                  Fees waived by investment
                    advisor (Note 3)                    (1,476)           (5,873)         (1,290)
                    Expense reimbursement
                    (Note 3)                           (66,268)          (64,717)        (54,801)
                                                       --------          --------        --------

                  TOTAL EXPENSES                        14,653            17,003          12,589
                                                        ------            ------          ------


         NET INVESTMENT INCOME                          26,176           253,443          14,001
                                                        ------           -------          ------

         REALIZED AND UNREALIZED GAIN
         (LOSS) ON INVESTMENTS

         Net realized gain (loss) on securities
          and foreign currency transactions            106,629          (265,336)             (2)


         Net change in unrealized
          appreciation/(depreciation) of
          securities and  foreign currency
          transactions                                 139,635           (32,020)         148,987
                                                       -------           --------         -------




         NET GAIN (LOSS)  ON INVESTMENTS               246,264          (297,356)         148,985
                                                       -------          ---------         -------
         NET INCREASE (DECREASE) IN NET
         ASSETS RESULTING FROM OPERATIONS             $272,440          $(43,913)        $162,986
                                                      ========          =========        ========

                       LPT VARIABLE INSURANCE SERIES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996


                                                                  MFS TOTAL      SALOMON U. S.                          STRONG
                                                 MAS VALUE         RETURN        QUALITY BOND     SALOMON MONEY     INTERNATIONAL
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO     MARKET PORTFOLIO  STOCK PORTFOLIO
                                              ---------------- ---------------- ---------------- ----------------- ---------------
       INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS
       Net investment income                           $10,502          $27,104           64,084            42,722           2,799

       Net realized gain/(loss) on
        securities and foreign  currency
        transactions                                    49,011           (2,959)         (22,025)                0          10,921
       Net unrealized appreciation
        (depreciation)of securities and
        foreign currency transactions during
        the period                                     174,758           97,608            6,308                 0          48,707
        Net increase (decrease) in net assets
         resulting  from operations                    234,271          121,753           48,367            42,722          62,427
                                                       -------          -------           ------            ------          ------

       DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                           (10,502)         (26,938)        (64,078)           (42,722)           (576)
       Net realized gain on investments                (31,932)               0               0                  0          (6,253)
                                                       --------               -               -                  -          -------
           Total distributions                         (42,434)         (26,938)        (64,078)           (42,722)         (6,829)

       SHARE TRANSACTIONS
       Net proceeds from sale of shares               1,387,694       1,661,251       1,674,647          3,995,273       1,327,854
       Issued to shareholders in                         42,434          26,938          64,078             42,722           6,829
        reinvestment of dividends
       Cost of  shares repurchased                     (200,902)       (254,329)       (170,466)        (2,859,608)       (169,112)
                                                       ---------       ---------       ---------        -----------       ---------

         Net increase from share                      1,229,226       1,433,860       1,568,259          1,178,387       1,165,571
          transactions (Note 5)                       ---------       ---------       ---------          ---------       ---------


       TOTAL INCREASE IN NET ASSETS                   1,421,063       1,528,675       1,552,548          1,178,387       1,221,169
                                                      ---------       ---------       ---------          ---------       ---------

       NET ASSETS AT BEGINNING OF PERIOD                      0               0               0                  0               0
                                                      ---------       ---------       ---------          ---------       ---------

       NET ASSETS AT END OF PERIOD                   $1,421,063      $1,528,675      $1,552,548         $1,178,387      $1,221,169
                                                     ==========      ==========      ==========         ==========      ==========
        Accumulated undistributed net
        investment income (loss) included
        in net assets at end of period                       $0            $166              $6                 $0              $0
                                                     ==========      ==========      ==========         ==========      ==========

                                                                                  LEXINGTON
                                                               BERKELEY SMALLER   CORPORATE
                                              STRONG GROWTH    COMPANIES          LEADERS
                                              PORTFOLIO        PORTFOLIO          PORTFOLIO
                                              ---------------- ----------------- ---------------
       INCREASE (DECREASE) IN NET ASSETS
       FROM OPERATIONS
       Net investment income                           $26,176          $253,443          14,001

       Net realized gain/(loss) on
        securities and foreign  currency
        transactions                                    10,921           106,629              (2)
       Net unrealized appreciation
        (depreciation)of securities and
        foreign currency transactions during
        the period                                     139,635          (32,020)         148,987
        Net increase (decrease) in net assets
         resulting  from operations                    272,440          (43,913)         162,986
                                                       -------          --------         -------

       DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                           (26,083)        (253,423)         (13,899)
       Net realized gain on investments                (70,506)               0               0
                                                       --------               -               -
           Total distributions                         (96,589)        (253,423)         (13,899)

       SHARE TRANSACTIONS
       Net proceeds from sale of shares               1,481,628       2,060,025        1,250,539
       Issued to shareholders in                         96,589         253,423           13,929
        reinvestment of dividends
       Cost of  shares repurchased                     (241,105)       (574,868)         (90,134)
                                                       ---------       ---------       ---------

         Net increase from share                      1,337,112       1,738,580        1,174,334
          transactions (Note 5)                       ---------       ---------       ----------


       TOTAL INCREASE IN NET ASSETS                   1,512,963       1,441,244        1,323,421
                                                      ---------       ---------        ---------

       NET ASSETS AT BEGINNING OF PERIOD                      0               0                0
                                                      ---------       ---------        ---------

       NET ASSETS AT END OF PERIOD                   $1,512,963      $1,441,244       $1,323,421
                                                     ==========      ==========       ==========

       Accumulated undistributed net
        investment income (loss) included
        in net assets at end of period                      $93             $20             $102
                                                     ==========      ==========       ==========

                       LPT VARIABLE INSURANCE SERIES TRUST
                              FINANCIAL HIGHLIGHTS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                              SALOMON U. S.                           STRONG
                                             MAS VALUE        MFS TOTAL        QUALITY BOND      SALOMON MONEY     INTERNATIONAL
                                             PORTFOLIO     RETURN PORTFOLIO     PORTFOLIO       MARKET PORTFOLIO  STOCK PORTFOLIO
                                            ------------- ----------------- ------------------- ----------------- ----------------

     Net asset value, beginning of period          $10.00            $10.00              $10.00             $1.00           $10.00

     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                           0.10              0.25                0.49              0.04             0.03
     Net realized and unrealized gain
     (loss) on investments                           2.13              0.85               (0.25)             0.00             0.61
                                                     ----              ----               ------             ----             ----
     Total from investment operations                2.23              1.10                 0.24             0.04             0.64
                                                     ----              ----                 ----             ----             ----

     Dividends from net investment income           (0.10)            (0.20)               (0.43)           (0.04)           (0.01)
     Distributions from net realized                (0.27)            (0.00)               (0.00)           (0.00)           (0.05)
      capital gains                                 ------            ------               ------           ------           ------

     Total distributions                            (0.37)            (0.20)               (0.43)           (0.04)           (0.06)
                                                    ------            ------               ------           ------           ------

     Net asset value, end of period                $11.86            $10.90                $9.81            $1.00           $10.58
                                                   ======            ======                =====             =====          ======

     TOTAL RETURN ++                               20.39%              9.81%                2.27%            3.93%           5.85%
                                                   ======              =====                =====            =====           =====

     RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA

     Net assets, end of period (in 000's)         $1,421             $1,529               $1,553           $1,178          $1,221
     Ratio of operating expenses to
      average net assets +                          1.26%              1.26%                0.97%            0.87%           1.45%
     Ratio of net investment income to
      average net assets +                          1.01%              2.59%                5.41%            4.43%           0.27%
     Portfolio turnover rate                       41.08%             53.91%              231.03%              N/A          49.32%
     Average commission rate per share +++       $0.0542            $0.0571                   N/A              N/A        $0.0096
     Ratio of operating expenses to
      average net assets before waiver of fees
      and expense reimbursements +                 7.55%               7.84%                 5.79%            6.67%          7.74%
     Net investment income (loss) per      share before waiver of fees and expense
      reimbursements                             ($0.52)             ($0.38)                $0.05           ($0.01)        ($0.58)

                       LPT VARIABLE INSURANCE SERIES TRUST
                              FINANCIAL HIGHLIGHTS
          FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1996
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                                    LEXINGTON
                                                                 BERKELEY SMALLER   CORPORATE
                                             STRONG GROWTH         COMPANIES         LEADERS
                                               PORTFOLIO           PORTFOLIO        PORTFOLIO
                                             ------------------ ------------------- ---------------

     Net asset value, beginning of period                $10.00              $10.00          $10.00

     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                 0.25                2.10            0.14
     Net realized and unrealized gain
     (loss) on investments                                 2.49               (1.69)           1.42
                                                           ----               ------           ----
     Total from investment operations                      2.74               0.41             1.56
                                                           ----               ----             ----
     LESS DISTRIBUTIONS:
     Dividends from net investment income                 (0.22)             (1.83)           (0.12)
     Distributions from net realized                      (0.60)             (0.00)           (0.00)
      capital gains                                       ------             ------           ------

     Total distributions                                  (0.82)             (1.83)           (0.12)
                                                          ------             ------           ------

     Net asset value, end of period                      $11.92              $8.58           $11.44
                                                         ======              =====           ======

     TOTAL RETURN ++                                      20.27%             2.42%            12.84%
                                                          ======             =====            ======

     RATIOS TO AVERAGE NET
     ASSETS/SUPPLEMENTAL DATA
     Net assets, end of period (in 000's)                $1,513            $1,441            $1,323
     Ratio of operating expenses to
      average net assets +                                 1.26%             1.36%             1.26%
     Ratio of net investment income to
      average net assets +                                 2.25%            20.30%             1.40%
     Portfolio turnover rate                             422.67%          2242.85%             0.00%
     Average commission rate per share +++              $0.0575           $0.0478           $0.0500
     Ratio of operating expenses to
      average net assets before waiver of fees
      and expense reimbursements +                         7.09%             7.02%             6.86%
     Net investment income (loss) per
      share before waiver of fees and expense
      reimbursements                                     ($0.39)            $1.51            ($0.41)

     +   Annualized
     ++  Total return represents aggregate total return for the period February 9, 1996 (effective date) to
     December 31, 1996.  The total return would have been lower if certain  fees had not been  waived by the investment advisor, and if certain expenses had not been reimbursed by London Pacific.
     +++  Average commission rate paid per share on equity securities purchased and sold by the Portfolio. Amount excludes mark-ups, mark-downs or spreads paid on shares traded.



                     THE LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

COMMON STOCKS - 84.53%
         FINANCIAL SERVICES - 18.86%
254      Allstate Corporation...................................................      $14,700
250      American General Corporation...........................................       10,219
304      Bank of New York Company, Inc..........................................       10,260
250      Capital One Financial Corporation......................................        9,000
150      Chase Manhattan Corporation (New)......................................       13,387
100      Chubb Corporation .....................................................        5,375
132      Citicorp...............................................................       13,596
100      Crestar Financial Corporation..........................................        7,437
193      Dean Witter Discover & Company.........................................       12,786
280      Everest Reinsurance Holdings...........................................        8,050
100      Federal Home Loan Mortgage Corporation.................................       11,012
300      Federal National Mortgage Association..................................       11,175
200      First Chicago NBD Corporation..........................................       10,750
100      First Union Corporation................................................        7,400
462      Great Western Financial Corporation....................................       13,398
155      ITT Hartford Group, Inc................................................       10,462
134      Mellon Bank Corporation................................................        9,514
340      Old Republic International Corporation.................................        9,095
350      Providian Corporation..................................................       17,981
198      Reliastar Financial Corporation........................................       11,434
123      Republic New York Corporation..........................................       10,040
154      Salomon, Inc...........................................................        7,257
302      Signet Banking Corporation.............................................        9,286
100      St. Paul Companies, Inc................................................        5,862
163      Standard Federal Bancorporation........................................        9,271
115      Transatlantic Holdings, Inc............................................        9,257
                                                                                        -----
                                                                                      268,004
                                                                                      -------
         PRODUCER DURABLES - 12.12%
281      Case Corporation.......................................................       15,314
100      Caterpillar, Inc.......................................................        7,525


                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                      VALUE
SHARES                                                                               (Note 2)
------                                                                               --------

COMMON STOCKS - (CONTINUED)
         PRODUCE DURABLES - (CONTINUED)
587      Cummins Engine, Inc....................................................      $27,002
300      Deere & Company........................................................       12,187
535      Harnischfeger Industries, Inc..........................................       25,747
423      Kennametal, Inc........................................................       16,444
257      Parker-Hannifin Corporation............................................        9,959
322      Tecumseh Products Company..............................................       18,475
150      Textron, Inc...........................................................       14,137
700      Trinova Corporation....................................................       25,462
                                                                                       ------
                                                                                      172,252
                                                                                      -------
         AUTOS & TRANSPORTATION - 9.88%
200      AMR Corporation +......................................................       17,625
100      Burlington Northern Santa Fe...........................................        8,638
200      CSX Corporation........................................................        8,450
200      Eaton Corporation......................................................       13,950
745      Ford Motor Company.....................................................       23,747
450      General Motors Corporation.............................................       25,088
540      Goodyear Tire and Rubber...............................................       27,743
242      UAL Corporation +......................................................       15,125
                                                                                       ------
                                                                                      140,366
                                                                                      -------
         TECHNOLOGY - 9.84%
350      Beckman Industries, Inc................................................       13,431
233      Compaq Computer Corporation +..........................................       17,300
202      International Business Machines........................................       30,502
200      Raytheon Company.......................................................        9,625
612      Seagate Technology +...................................................       24,174
150      Standard Register......................................................        4,875
571      Stratus Computer, Inc +................................................       15,560
282      Tektronix, Inc.........................................................       14,452
200      TRW, Inc...............................................................        9,900
                                                                                        -----
                                                                                      139,819
                                                                                      -------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                      VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

COMMON STOCKS - (CONTINUED)
         MATERIALS AND PROCESSING - 9.22%
90       Bowater, Inc...........................................................       $3,386
200      Cabot Corporation......................................................        5,025
250      Cyprus Amax Materials Company..........................................        5,844
103      Dow Chemical Company...................................................        8,073
200      DuPont (E.I.) DeNemours & Company......................................       18,875
195      FMC Corporation +......................................................       13,674
427      Great Lakes Chemical Corporation.......................................       19,962
300      Mallinckrodt Group, Inc................................................       13,238
61       Potash Corporation of Saskatchewan.....................................        5,185
300      Premark International, Inc.............................................        6,675
306      Rhone Poulnec SA, ADR..................................................       10,368
219      Rohm & Haas Company....................................................       17,876
100      Westvaco Corporation...................................................        2,875
                                                                                        -----
                                                                                      131,056
                                                                                      -------
         ENERGY - 6.78%
189      Amoco Corporation......................................................       15,215
100      Atlantic Richfield Company.............................................       13,250
122      British Petroleum, PLC, ADR............................................       17,248
400      Mapco, Inc.............................................................       13,600
188      Panenergy Corporation..................................................        8,460
251      Repsol, S.A., ADR......................................................        9,569
300      Ultramar Corporation...................................................        9,488
375      YPF, S.A., ADR.........................................................        9,469
                                                                                        -----
                                                                                       96,299
                                                                                       ------

                        See Notes to Financial Statements



                     THE LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                                                      VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

COMMON STOCKS - (CONTINUED)
         CONSUMER STAPLES - 5.55%
472      Archer-Daniels-Midland Company.........................................      $10,384
405      IBP, Inc...............................................................        9,821
251      Philip Morris Companies, Inc...........................................       28,269
250      RJR Nabisco Holdings Corporation.......................................        8,500
233      Tupperware Corporation.................................................       12,495
266      Universal Foods Corporation............................................        9,377
                                                                                        -----
                                                                                       78,846
                                                                                       ------
         UTILITIES - 4.63%
400      Central Maine Power Company............................................        4,650
172      Cinergy Corporation....................................................        5,741
267      DTE Energy Company.....................................................        8,644
250      El Paso Natural Gas Company............................................       12,625
307      Entergy Corporation....................................................        8,519
253      General Public Utilities Corporation...................................        8,507
349      Peco Energy Company....................................................        8,812
305      Unicom Corporation.....................................................        8,273
                                                                                        -----
                                                                                       65,771
                                                                                       ------
         DRUGS & HEALTH CARE - 2.88%
400      Bergen Brunswig Corporation, Class A...................................       11,400
374      Foundation Health Corporation +........................................       11,875
300      Maxicare Health Plans, Inc. +..........................................        6,675
200      Nellcor Puritan Bennett, Inc. +........................................        4,375
300      Tenet Healthcare Corporation +.........................................        6,563
                                                                                        -----
                                                                                       40,888
                                                                                       ------
         CONSUMER DISCRETIONARY - 2.32%
329      Dillard Department Stores, Inc.........................................       10,158
150      Springs Industries, Inc., Class A......................................        6,450
100      Talbots, Inc...........................................................        2,863
200      VF Corporation.........................................................       13,500
                                                                                       ------
                                                                                       32,971
                                                                                       ------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                               MAS VALUE PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

         COMMON STOCKS - (CONTINUED)
         COMMUNICATION - 2.00%
526      MCI Communications Corporation.........................................      $17,194
282      Sprint Corporation.....................................................       11,245
                                                                                       ------
                                                                                       28,439
                                                                                       ------
         BUSINESS SERVICES - 0.45%
428      Olsten Corporation.....................................................        6,474
                                                                                        -----
         TOTAL COMMON STOCKS (COST $1,026,427)                                      1,201,185


PRINCIPAL
AMOUNT
SHORT-TERM OBLIGATIONS - 16.75%
$238,000        Repurchase Agreement with State Street
                Bank and Trust Company, dated 12/31/96 at
                2.0%, due 01/02/97, maturity value
$238,025
(collateralized by U.S. Treasury Note,
                6.00%, due 05/31/98, par value $245,000;
                market value $247,170) (Cost $238,000)..........................      238,000

TOTAL INVESTMENTS (COST $1,264,427*).................          101.28%               1,439,185
OTHER ASSETS AND LIABILITIES (NET)...................           (1.28)                 (18,122)
                                                               --------             ----------
NET ASSETS...........................................          100.00%              $1,421,063
                                                               =======              ==========

* Aggregate cost for Federal tax purposes (Note 4)
+ Non-income producing security



         ---------------------------------------------------------------
                                GLOSSARY OF TERMS

                         ADR American Depository Receipt
         ---------------------------------------------------------------





                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

COMMON STOCKS - 53.41%
         FINANCIAL SERVICES - 11.36%
160      Allstate Corporation...................................................       $9,260
160      American Express Company...............................................        9,040
100      Arden Reality, Inc. ...................................................        2,775
50       Associates First Capital Corporation, Class A..........................        2,206
140      Bank of Boston Corporation.............................................        8,995
270      Bank of New York Company, Inc..........................................        9,112
155      Chase Manhattan Corporation (New)......................................       13,833
120      Chubb Corporation......................................................        6,450
90       Cigna Corporation......................................................       12,296
80       Crestar Financial Corporation..........................................        5,950
70       Federal Home Loan Mortgage Corporation.................................        7,709
200      Fleet Financial Group, Inc.............................................        9,975
270      National City Corporation..............................................       12,116
150      Nationsbank Corporation................................................       14,662
50       Northern Trust Corporation.............................................        1,812
160      Norwest Corporation....................................................        6,960
100      Salomon, Inc. +........................................................        6,025
280      Southern National Corporation..........................................       10,150
160      St. Paul Companies, Inc................................................        9,380
150      Travelers Group, Inc. .................................................        6,806
160      Torchmark..............................................................        8,080
                                                                                        -----
                                                                                      173,592
                                                                                      -------
         ENERGY - 8.59%
110      Amoco Corporation......................................................        8,855
60       Atlantic Richfield Company.............................................        7,950
120      British Petroleum PLC, ADR.............................................       16,965
300      Enron Corporation......................................................        7,200
100      Exxon Corporation......................................................        9,800
80       Mobil Corporation......................................................        9,780
340      Occidental Petroleum Company...........................................        7,947
220      Panenergy Corporation..................................................        9,900
140      Repsol SA, ADR.........................................................        5,337


                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCK - (CONTINUED)

         ENERGY - (CONTINUED)
70       Royal Dutch Petroleum Company, NY Shares...............................      $11,952
90       Schlumberger, Ltd......................................................        8,989
30       Sun, Inc...............................................................          731
90       Texaco, Inc............................................................        8,831
200      Union Pacific Resource Group, Inc. ....................................        5,850
470      USX Marathon Group.....................................................       11,221
                                                                                       ------
                                                                                      131,308
                                                                                      -------
         TECHNOLOGY - 4.78%
180      Allied Signal, Inc.....................................................       12,060
40       Analog Devices, Inc. +.................................................        1,355
160      Digital Equipment Corporation +........................................        5,820
90       General Dynamics Corporation...........................................        6,345
70       Honeywell, Inc.........................................................        4,603
50       International Business Machines........................................        7,550
80       Lockheed Martin Corporation............................................        7,320
170      Raytheon Company.......................................................        8,181
300      United Technologies Corporation........................................       19,800
                                                                                       ------
                                                                                       73,034
                                                                                       ------
         MATERIALS AND PROCESSING - 4.56%
40       Air Products and Chemicals, Inc. ......................................        2,765
110      Aluminum Company of America............................................        7,012
50       Dow Chemical Company...................................................        3,919
100      DuPont (E.I.) DeNemours & Company......................................        9,437
150      Freeport McMoran Copper & Gold, Class B................................        4,481
310      B.F. Goodrich Company..................................................       12,555
100      Nalco Chemical Company.................................................        3,702
100      Olin Corporation.......................................................        3,763





                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         MATERIALS AND PROCESSING (CONTINUED)
20       Phelps Dodge Corporation...............................................       $1,350
100      Praxair, Inc...........................................................        4,613
100      Rohm & Haas Company....................................................        8,163
90       Weyerhaeuser Company...................................................        4,264
120      Witco Corporation......................................................        3,660
                                                                                        -----
                                                                                       69,684
                                                                                       ------
         UTILITIES - 4.47%
100      Allegheny Power Systems, Inc...........................................        3,037
100      CMS Energy Corporation.................................................        3,362
200      Carolina Power & Light Company.........................................        7,300
230      Coastal Corporation....................................................       11,241
100      Eastern Enterprises....................................................        3,537
160      FPL Group, Inc.........................................................        7,360
80       Peco Energy Company....................................................        2,020
200      Pinnacle West Capital Corporation......................................        6,350
100      Portland General Corporation...........................................        4,200
100      Sonat, Inc.............................................................        5,150
100      Texas Utilities Company................................................        4,075
200      UGI Corporation........................................................        4,475
165      Williams Companies, Inc................................................        6,187
                                                                                        -----
                                                                                       68,294
                                                                                       ------
         DRUGS & HEALTH CARE - 4.18%
140      American Home Products Corporation.....................................        8,208
120      Astra AB, ADR..........................................................        5,880
100      Baxter International, Inc..............................................        4,100
120      Columbia/HCA Healthcare Corporation....................................        4,890
200      Lion Nathan, Ltd. (New Zealand)........................................          479
110      Meditrust..............................................................        4,400
190      Pharmacia & Upjohn, Inc. ..............................................        7,529
90       Rhone-Poulenc Rorer, Inc...............................................        7,031



                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------

COMMON STOCKS - (CONTINUED)
         DRUGS & HEALTH CARE - (CONTINUED)
70       St. Jude Medical, Inc. +...............................................       $2,984
180      SmithKline Beecham, PLC, ADR...........................................       12,240
140      United Healthcare Corporation..........................................        6,300
                                                                                        -----

                                                                                       64,041
                                                                                       ------
         CONSUMER STAPLES - 3.51%
100      American Brands, Inc...................................................        4,963
80       Colgate Palmolive Company..............................................        7,380
100      Dimon, Inc.............................................................        2,313
110      General Mills, Inc.....................................................        6,971
130      McCormick & Company, Inc. .............................................        3,063
110      Pepsico, Inc. .........................................................        3,218
160      Phillip Morris Companies, Inc..........................................       18,019
90       Rubbermaid, Inc........................................................        2,048
210      Stanley Works..........................................................        5,670
                                                                                        -----
                                                                                       53,645
                                                                                       ------

         PRODUCER DURABLES - 2.77%
140      Browning Ferris Industries, Inc... ....................................        3,675
100      Cooper Industries, Inc. ...............................................        4,213
230      Deere & Company........................................................        9,344
160      General Electric Company...............................................       15,820
150      WMX Technologies, Inc. ................................................        4,894
80       York International Corporation.........................................        4,470
                                                                                        -----
                                                                                       42,416
                                                                                       ------
         CONSUMER DISCRETIONARY - 2.60%
160      Eastman Kodak Company..................................................       12,840
100      May Department Stores Company..........................................        4,675
70       Rite Aid Corporation...................................................        2,783
170      Sears Roebuck & Company................................................        7,841
120      VF Corporation.........................................................        8,100
150      Wal-Mart Stores, Inc...................................................        3,431
                                                                                        -----
                                                                                       39,670
                                                                                       ------




                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                      VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         COMMUNICATION - 2.41%
30       AT&T Corporation.......................................................       $1,305
100      Ameritech Corporation..................................................        6,063
170      BellSouth Corporation..................................................        6,864
210      GTE Corporation........................................................        9,555
320      MCI Communications Corporation.........................................       10,460
70       Telephone & Data Systems, Inc..........................................        2,538
                                                                                        -----
                                                                                       36,785
                                                                                       ------
         AUTOS & TRANSPORTATION - 2.28%
100      Burlington Northern Santa Fe...........................................        8,638
70       CSX Corporation........................................................        2,958
150      Dana Corporation.......................................................        4,894
220      Ford Motor Company.....................................................        7,013
40       General Motors Corporation.............................................        2,230
210      Illinois Central Corporation...........................................        6,720
110      Volvo Artiebolaget, ADR................................................        2,393
                                                                                        -----
                                                                                       34,846
                                                                                       ------
         OTHER - 1.90%
100      Henkel KGAA (Germany)..................................................        5,023
200      Hospitality Properties Trust...........................................        5,800
11       Novartis AG (Switzerland)..............................................       12,209
110      Sherwin Williams Company...............................................        6,160
                                                                                        -----
                                                                                       29,192
                                                                                       ------
         TOTAL COMMON STOCKS (COST $725,872)....................................      816,507
                                                                                      =======




                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                      VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
PREFERRED STOCKS - 2.26%
50       American Radio Systems Corporation, Non-Voting, 144A...................       $2,350
60       Case Corporation, Series A, Non-Voting.................................        7,965
100      Finova Financial Trust  ...............................................        5,250
100      Host Marriott Financial Trust, 144A....................................        5,363
80       Loral Space & Communications, 144A.....................................        4,550
50       Timet Capital Trust, 144A..............................................        2,700
111      Unocal Corporation, Non-Voting.........................................        6,299
                                                                                        -----
         TOTAL PREFERRED STOCKS (COST $31,550)..................................       34,477
                                                                                       ------

PRINCIPAL
AMOUNT
TREASURY OBLIGATIONS - 32.99%

$  80,000       United States Treasury Bond, 6.75%
                Due 08/15/2026..................................................       80,600
   80,000       United States Treasury Note, 6.875%
                Due 05/15/2006..................................................       82,488
  339,000       United States Treasury Note, 6.375%
                Due 08/15/2002..................................................      341,224
                                                                                      -------
                TOTAL TREASURY OBLIGATIONS (COST $500,530)......................      504,312
                                                                                      -------
CORPORATE BONDS AND NOTES - 0.20%
    3,000        ADT Operations, Inc., LYON
                 0.00%, due 07/06/2010..........................................        1,965
    1,000        National Data Corporation, Subordinated Convertible
                 Note, 5.00%, Due 11/01/2003....................................        1,021
                                                                                        -----
                 TOTAL CORPORATE BONDS AND NOTES (COST $2,711)..................        2,986
                                                                                        -----


                        See Notes to Financial Statements


                              THE LPT VARIABLE INSURANCE SERIES TRUST
                           MFS TOTAL RETURN PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996

SHORT-TERM OBLIGATIONS - 18.51%
$283,000        Repurchase Agreement with State Street Bank & Trust
                Company, dated 12/31/96 at 2.0%, due 01/02/97, maturity
                value $283,031 (collateralized by U.S. Treasury Note, 6.00%, due 05/31/98, par value $290,000; market value $292,569)
                (Cost $283,000).................................................     $283,000
                                                                                     --------

TOTAL INVESTMENTS (COST $1,543,663*).................      107.37%                  1,641,282
OTHER ASSETS AND LIABILITIES.........................       (7.37)                   (112,607)
                                                           --------                 ----------
NET ASSETS...........................................      100.0%                   $1,528,675
                                                           ======                   ==========

* Aggregate cost for Federal tax purposes is $1,543,692 (Note 4)
+ Non-income producing security
144A after the name of a security represents those securities exempt under registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities amounted to $14,963 or 0.98% of net assets.

         ---------------------------------------------------------------
                                GLOSSARY OF TERMS

                         ADR American Depository Receipt
                          LYON Liquid Yield Option Note

         ---------------------------------------------------------------



                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                       SALOMON U.S. QUALITY BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
PRINCIPAL                                                                                  VALUE
AMOUNT                                                                                   (NOTE 2)
---------                                                                                --------
TREASURY OBLIGATIONS - 45.46%
U.S. TREASURY NOTES - 43.84%
$200,000       6.50%, due 05/31/2001............................................          $202,188
 100,000       6.625%, due 07/31/2001...........................................           101,594
 125,000       5.875%, due 11/15/2005...........................................           120,527
 150,000       7.00%, due 07/15/2006............................................           155,837
 100,000       6.50%, due 10/15/2006............................................           100,547
                                                                                           -------
               TOTAL U.S. TREASURY NOTES (COST $674,777)........................           680,693
                                                                                           -------

U.S. TREASURY BOND - 1.62%
  25,000       6.750%, due 08/15/2026 (Cost $24,801)............................            25,187
                                                                                            ------
               Total Treasury Obligations (Cost $699,578).......................           705,880
                                                                                           -------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.21%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 18.81%
  50,000       7.00%, 30 Year (A)...............................................            48,906
 248,351       Pool #432575, 7.00%, due 04/15/2026..............................           243,074
                                                                                           -------
               Total GNMA (Cost $291,005).......................................           291,980
                                                                                           -------

STUDENT LOAN MARKETING ASSOCIATION (SLMA) - 8.30%
 125,000       7.20%, due 11/09/2000 (Cost $128,639)............................           128,809
                                                                                           -------

FEDERAL HOME LOAN BANK (FHLB) - 7.96%
  125,000       5.89%, due 07/24/2000 (Cost $124,030)...........................          123,574
                                                                                          -------
Federal National Mortgage Association (FNMA) - 4.12%
  25,000        7.00%, 30 Year (A)..............................................           24,445
   4,811        Pool #100090, 14.50%, due 11/01/2014............................            5,934
   7,833        Pool #303791, 12.50%, due 08/01/2015............................            9,201
  12,224        Pool #100089, 13.00%, due 11/01/2015............................           14,436
   8,665        Pool #303792, 11.50%, due 09/01/2019............................            9,880
                                                                                           ------
                TOTAL FNMA (COST $64,239)                                                  63,896
                                                                                           ------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                       SALOMON U.S. QUALITY BOND PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
PRINCIPAL                                                                                  VALUE
AMOUNT                                                                                   (NOTE 2)
---------                                                                                --------

U.S. GOVERNMENTAL AGENCY OBLIGATIONS (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 4.02%
$55,959         11.75%, due 08/01/2014 (Cost $62,604)                                    $62,621
                                                                                         -------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST $670,517).................................................         670,880
                                                                                         =======

CORPORATE BONDS AND NOTES - 3.58%
 50,000         Mellon Financial Company, 9.75%
                Due 06/15/2001 (Cost $55,941)...................................          55,584
                                                                                          ------

SHORT TERM OBLIGATION - 11.66%
181,000         Repurchase Agreement with State Street Bank & Trust
                Company, dated 12/31/96 at 6.25%, due 01/02/97,
                maturity value $181,063 (collateralized by U.S. Treasury Bond,
                5.125%, due 05/15/98, par value $185,000; market value $187,313)
                (Cost $181,000).................................................         181,000
                                                                                         --------


TOTAL INVESTMENTS (COST $1,607,036*).................      103.91%                     1,613,344
OTHER ASSETS AND LIABILITIES (NET)...................       (3.91)                       (60,796)
                                                           -------                     ----------
NET ASSETS...........................................      100.00%                    $1,552,548
                                                           =======                     ==========

*     Aggregate cost for Federal tax purposes (Note 4)
(A)   Dollar Roll (Note 2)



                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                         SALOMON MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
PRINCIPAL                                                                                  VALUE
AMOUNT                                                                                   (NOTE 2)
---------                                                                                --------
U.S. TREASURY BILLS - 21.19%
$230,000        4.60%, due 01/09/1997+..........................................        $229,765
  20,000        4.70%, due 01/09/1997+..........................................          19,979
                TOTAL U.S. TREASURY BILLS (COST $249,744).......................         249,744
                                                                                         -------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.15%
FEDERAL FARM CREDIT BANK (FFCB) - 23.76%
 280,000       5.24%, due 01/02/1997+ (Cost $279,959)...........................         279,959
                                                                                         -------

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 21.09%
  250,000      5.23%, due 02/10/1997+ (Cost $248,547)...........................         248,547
                                                                                         -------
FEDERAL HOME LOAN BANK (FHLB) - 14.82%
  175,000      5.46%, due 01/14/1997+ (Cost $174,655)...........................         174,655
                                                                                         -------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.48%
  100,000       5.22%, due 01/07/1997+ (Cost $99,913)...........................          99,913
                                                                                          ------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST $803,074) ................................................         803,074
                                                                                         =======


COMMERCIAL PAPER - 4.22%
   50,000       Ford Motor Credit Company, 5.28%
                Due 02/07/1997+ (Cost $49,729)..................................          49,729
                                                                                          ------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                         SALOMON MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
PRINCIPAL                                                                                 VALUE
AMOUNT                                                                                   (NOTE 2)
---------                                                                                --------

REPURCHASE AGREEMENT - 20.28%
$239,000              Repurchase Agreement with State Street
                      Bank and Trust Company, dated 12/31/96 at
                      6.25%, due 01/02/97, maturity value $239,083
                      (collateralized by U.S. Treasury Bond,
                      6.125%, due 05/15/98, par value $245,000;
                      market value $248,063) (Cost $239,000)....................         $239,000

TOTAL INVESTMENTS (COST $1,341,547*).................       113.84%                   $1,341,547
OTHER ASSETS AND LIABILITIES (NET)...................       (13.84)                     (163,160)
                                                            -------                   ----------
NET ASSETS...........................................       100.00%                   $1,178,387
                                                            =======                   ==========

* Aggregate cost for Federal tax purposes (Note 4)
+ Rate represents annualized yield at date of purchase



                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      STRONG INTERNATIONAL STOCK PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                          VALUE
SHARES                                                                                   (NOTE 2)
------                                                                                   --------
COMMON STOCKS - 73.52%
         NEW ZEALAND - 14.57%
  97,533 Guinness Peat Group, PLC...............................................         $56,541
 175,000 Shortland Property.....................................................         121,244
                                                                                         -------
                                                                                         177,785
                                                                                         -------
         JAPAN - 14.48%
   1,100 Canon Sales Company, Inc...............................................          24,506
   3,000 Chubu Steel Plate Company, Ltd.........................................          16,035
   1,100 Family Mart Company....................................................          43,977
  10,000 Ishikawajima Harina Heavy Industries...................................          44,469
   2,000 Nomura Securities Company, Ltd.........................................          30,049
   2,000 TOC Company............................................................          17,788
                                                                                          ------
                                                                                         176,824
                                                                                         -------
         ITALY - 14.30%
128,000  Gemina +...............................................................          62,945
 30,000  Simint, SPA +..........................................................         111,734
                                                                                         -------
                                                                                         174,679
                                                                                         -------
         HONG KONG - 7.63%
 84,984  CDL Hotels International...............................................          48,620
 26,000  Peregrine Investment Holdings..........................................          44,541
                                                                                          ------
                                                                                          93,161
                                                                                          ------
         AUSTRALIA - 6.87%
  26,461 Normandy Mining, Ltd...................................................          36,596
   7,508 WMC, Ltd.... ..........................................................          47,324
                                                                                          ------
                                                                                          83,920
                                                                                          ------
         MALAYSIA - 4.77%
 13,000  IJM Corporation Berhad.................................................          30,628
  7,000  Malaysian Resource Corporation.........................................          27,579
                                                                                          ------
                                                                                          58,207
                                                                                          ------
         INDONESIA - 4.34%
 32,000  Bukaka Teknik Utama....................................................          24,047
  9,000  Semen Gresik ..........................................................          28,959
                                                                                          ------
                                                                                          53,006
                                                                                          ------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      STRONG INTERNATIONAL STOCK PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                          VALUE
SHARES                                                                                   (NOTE 2)
------                                                                                   --------
COMMON STOCKS - (CONTINUED)
         FRANCE - 1.97%     100 Pathe..................................................................         $24,092
                                                                                         -------

         UNITED KINGDOM - 1.96%
   5,152 Inchcape, PLC..........................................................          23,919
                                                                                          ------

         UNITED STATES - 1.82%
   1,300 Compania De Minas Buenaventura, ADR....................................          22,263
                                                                                          ------

         THAILAND - 0.81%
   4,900 Finance One Public Company, Ltd. ......................................           9,935
         TOTAL COMMON STOCKS (COST $855,288)....................................         897,791
                                                                                         =======


PREFERRED STOCK - 8.81%
         AUSTRALIA - 8.81%
  24,179 News Corporation (Cost $99,291)........................................         107,625
                                                                                         -------


WARRANTS - 0.69%
   1,100 Morgan Stanley Group, Inc. (United States) expires 08/15/1997 +........           4,125
 10,400  Normandy Mining (Australia) expires 04/08/2001 +.......................           3,472
   2,600 Peregrine Investment Holdings (Hong Kong),
         expires 05/15/1998 + ..................................................             832
                                                                                             ---
         TOTAL WARRANTS (COST $10,642)..........................................           8,429
                                                                                           =====


                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      STRONG INTERNATIONAL STOCK PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
PRINCIPAL                                                                              VALUE
AMOUNT                                                                                (NOTE 2)
---------                                                                             ---------
U.S. TREASURY BILL - 16.17%
$200,000  5.045%, due 04/03/1997+ (Cost $197,421)...............................      $197,421
                                                                                      --------

TOTAL INVESTMENTS (COST $1,162,642*).................       99.19%                   1,211,266
OTHER ASSETS AND LIABILITIES (NET)...................        0.81                        9,903
                                                           -------                       -----
NET ASSETS...........................................      100.00%                  $1,221,169
                                                           =======                  ==========

* Aggregate cost for Federal tax purposes (Note 4)
+ Non-income producing security
+ Rate represents annualized yield at rate of purchase



         ---------------------------------------------------------------
                                GLOSSARY OF TERMS

                         ADR American Depository Receipt
         ---------------------------------------------------------------



                        See Notes to Financial Statements


                     The LPT Variable Insurance Series Trust
                      Strong International Stock Portfolio
                       Schedule of Investments (Continued)
                          December 31, 1996 (Unaudited)


As of December 31, 1996, sector diversification of the Portfolio was as follows:

                                                                    % OF            VALUE
           SECTOR DIVERSIFICATION                                NET ASSETS       (NOTE 2)
           ----------------------                                ----------       ---------
COMMON STOCKS:
Consumer Discretionary...............................               22.68%        $276,849
Producer Durables....................................               10.49          128,103
Materials and Processing.............................               10.44          127,534
Financial Services...................................               16.85          205,769
Other................................................               13.06          159,536
                                                                    -----          -------
TOTAL COMMON STOCKS..................................               73.52          897,791
PREFERRED STOCKS.....................................                8.81          107,625
WARRANTS.............................................                0.69            8,429
U.S. TREASURY BILLS..................................               16.17          197,421
                                                                    -----          -------
TOTAL INVESTMENTS....................................               99.19        1,211,266
OTHER ASSETS AND LIABILITIES (Net)...................                0.81            9,903
                                                                    -----       ----------
NET ASSETS...........................................              100.0%       $1,221,169
                                                                   ======       ==========


                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                             STRONG GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                        VALUE
SHARES                                                                                (NOTE 2)
------                                                                                --------
COMMON STOCKS - 82.41%
         TECHNOLOGY - 23.06%
   100   Advanced Fibre Communications +........................................       $5,562
   100   Altera Corporation +...................................................        7,269
   200   Candence Design System, Inc. +.........................................        7,950
   300   CBT Group Publishing, Ltd., ADR +......................................       16,275
   500   Cisco Systems, Inc. +..................................................       31,812
   800   Danka Business System, ADR ............................................       28,300
   100   Dell Computer Corporation +............................................        5,312
   300   Intel Corporation......................................................       39,281
   200   International Business Machines........................................       30,200
   200   Maxim Integrated Products, Inc. +......................................        8,650
   200   McAfee Associates, Inc. +..............................................        8,800
   200   Microsoft Corporation  +...............................................       16,525
   500   National Semiconductor Corporation +...................................       12,187
   100   Netscape Communications Corporation +..................................        5,687
   300   Parametric Technology Corporation +....................................       15,413
   200   Perkin Elmer Corporation +.............................................       11,775
   300   Sipex Corporation +....................................................        9,675
   400   Sykes Enterprises, Inc +...............................................       15,000
   300   3Com Corporation +.....................................................       22,013
   500   Tellabs, Inc. +........................................................       18,813
   300   Teradyne, Inc. + ......................................................        7,313
   200   US Robotics Corporation  +.............................................       14,400
   200   Uniphase Corporation  +................................................       10,500
                                                                                       ------
                                                                                      348,712
                                                                                      -------
         DRUGS & HEALTH CARE - 13.05%
   200   Abbott Labs............................................................       10,150
   100   American Home Products Corporation.....................................        5,863
   400   Amerisource Health Corporation, Class A +..............................       19,300
   600   Cardinal Health, Inc...................................................       34,950
   300   Dura Pharmaceuticals, Inc. +...........................................       14,325


                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                             STRONG GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         DRUGS & HEALTH CARE - (CONTINUED)
   500   Healthsouth Corporation +..............................................       $19,312
   300   Eli Lilly & Company....................................................        21,900
   400   Medtronic, Inc. .......................................................        27,200
   300   Oxford Health Plans, Inc. + ...........................................        17,569
   200   Parexel International Corporation +....................................        10,325
   200   Pfizer, Inc. ..........................................................        16,575
                                                                                        ------
                                                                                       197,469
                                                                                       -------
         FINANCIAL SERVICES - 12.89%
   400   American Express Company...............................................        22,600
   100   Chase Manhattan Corporation (New)......................................         8,925
   200   Citicorp...............................................................        20,600
   400   Conseco, Inc. .........................................................        25,500
   300   Federal National Mortgage Association..................................        11,175
   200   First Bank Systems, Inc................................................        13,650
   200   Firstar Corporation New................................................        10,500
   200   Mellon Bank Corporation................................................        14,200
   200   MGIC Investment Corporation............................................        15,200
   300   Norwest Corporation....................................................        13,050
   400   Schwab Charles Corporation.............................................        12,800
   200   TCF Financial Corporation..............................................         8,700
   400   Travelers Group, Inc. .................................................        18,150
                                                                                        ------
                                                                                       195,050
                                                                                       -------
         CONSUMER DISCRETIONARY - 12.02%
   300   Boston Chicken, Inc. + ................................................        10,762
   200   Coca Cola Company......................................................        10,525
   500   Carnival Corporation...................................................        16,500
   500   Consolidated Stores Corporation +......................................        16,062
   200   Cognizant Corporation..................................................         6,600
   400   CUC International, Inc. +..............................................         9,500
   400   Dollar Tree Stores, Inc. +.............................................        15,300
   100   HFS, Inc. +  ..........................................................         5,975
   200   Jones Apparel Group, Inc. + ...........................................         7,475
   300   Kohl's Corporation +...................................................        11,775
   200   Midwest Express Holdings, Inc. +.......................................         7,200


                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST                             STRONG GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         CONSUMER DISCRETIONARY - (CONTINUED)
   300   Nautica Enterprises, Inc. +............................................       $7,575
   200   Peoplesoft, Inc. +.....................................................        9,587
   350   Regal Cinemas, Inc. +  ................................................       10,762
   600   Service Corporation International......................................       16,800
   600   Staples, Inc. +........................................................       10,837
   300   Starbucks Corporation +................................................        8,588
                                                                                        -----
                                                                                      181,823
                                                                                      -------
         ENERGY - 5.81%
   400   Baker Hughes, Inc. ....................................................       13,800
   200   BJ Services Company +..................................................       10,200
   100   Diamond Offshore Drilling, Inc. + .....................................        5,700
   200   Ensco International, Inc. + ...........................................        9,700
   300   Global Marine, Inc. + .................................................        6,188
   300   Noble Affiliates, Inc. ................................................       14,363
   100   Schlumberger, Ltd.......................................................       9,987
   400   Smith International, Inc. +............................................       17,950
                                                                                       ------
                                                                                       87,888
                                                                                       ------
         MATERIALS AND EQUIPMENT - 4.30%
 1,000   Accustaff, Inc. +......................................................       21,125
   100   Alco Standard Corporation..............................................        5,162
   200   Applied Materials, Inc. + .............................................        7,188
   350   Corestaff, Inc. +......................................................        8,291
   600   Monsanto Company.......................................................       23,325
                                                                                       ------
                                                                                       65,091
                                                                                       ------

         CONSUMER STAPLES - 2.97%
   300   Interstate Bakeries Corporation........................................       14,738
   200   Kimberly Clark Corporation.............................................       19,050
   100   Philip Morris Companies, Inc. .........................................       11,263
                                                                                       ------
                                                                                       45,051


                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                             STRONG GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         PRODUCT DURABLES - 2.89%
   400   Boston Scientific Corporation +........................................      $24,000
   200   General Electric Company...............................................       19,775
                                                                                       ------
                                                                                       43,775
                                                                                       ------
         COMMUNICATIONS - 2.44%
   600   Cincinnati Bell, Inc...................................................       36,975
                                                                                       ------

         UTILITIES - 1.52%
   300   Cooper Cameron Corporation +...........................................       22,950
                                                                                       ------


         REAL ESTATE - 1.46%
   400   Starwood Lodging Trust.................................................       22,050
                                                                                       ------
         Total Common Stocks (Cost $1,107,199)..................................    1,246,834
                                                                                    =========

PRINCIPAL
AMOUNT
------
SHORT TERM OBLIGATIONS - 23.33%
          U.S. TREASURY BILLS - 6.54%
$100,000  5.02%, due 03/13/1997+ (Cost $99,010).................................       99,010
                                                                                       ------

          REPURCHASE AGREEMENT - 16.79%
 254,000  Repurchase Agreement with State Street Bank and Trust Company, dated
          12/31/96 at 2.00%, due 01/02/97, maturity value $254,028
          (collateralized by U.S. Treasury Note, 6.00%, due 05/31/98, par value $260,000; market value $262,303)
          (Cost $254,000).......................................................      254,000
                                                                                      -------
         Total Short Term Obligations (Cost $353,010)...........................      353,010
                                                                                      -------

                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                             STRONG GROWTH PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
TOTAL INVESTMENTS (COST $1,460,209*).................      105.74%                  $1,599,844
OTHER ASSETS AND LIABILITIES (NET)...................       (5.74)                     (86,881)
                                                           -------                  ----------
NET ASSETS...........................................      100.00%                  $1,512,963
                                                           =======                  ==========

*  Aggregate cost for Federal tax purposes is $1,469,950 (Note 4)
+  Non-income producing security
+  Rate represents annualized yield at date of purchase

         ---------------------------------------------------------------
                                GLOSSARY OF TERMS

                         ADR American Depository Receipt
         ---------------------------------------------------------------

                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      BERKELEY SMALLER COMPANIES PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - 63.88%
         TECHNOLOGY - 26.37%
    500  ADC Telecommunications, Inc. +.........................................      $15,563
    250  Apac Teleservices, Inc. +..............................................        9,594
    300  Applied Magnetics Corporation  +.......................................        8,963
    800  Bitstream, Inc. +......................................................        5,200
    600  Aspect Teleservices, Inc. +............................................       38,100
    300  Chips & Technologies, Inc. +...........................................        5,475
    500  Cotelligent Group, Inc. +..............................................       12,062
    200  Davox Corporation  +...................................................        8,250
    900  Edify Software, Inc. +.................................................       14,400
    700  Fore Systems, Inc.  +..................................................       23,013
    500  Forte Software, Inc. +.................................................       16,375
    100  Gateway 2000, Inc. +...................................................        5,356
    500  Hologic, Inc.+.........................................................       12,375
    600  I2 Technologies, Inc. +................................................       22,950
    500  Inacom Corporation  +..................................................       20,000
    500  Inso Corporation  +....................................................       19,875
    700  McAfee Associates, Inc. +..............................................       30,800
    400  Pegasystems, Inc. +....................................................       12,050
    500  Pure Atria Corporation  +..............................................       12,375
    900  Sunquest Information Systems, Inc. +...................................       12,825
  2,000  Systemsoft Corporation +...............................................       29,750
    200  U.S. Robotics Corporation..............................................       14,400
    700  Vantive Corporation  +.................................................       21,875
    200  Videoserver, Inc.  +...................................................        8,500
                                                                                        -----
                                                                                      380,126
                                                                                      -------


                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      BERKELEY SMALLER COMPANIES PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         COMMUNICATIONS - 10.71%
   100   Adtran, Inc. +.........................................................        $4,150
   700   Ascend Communications, Inc. +..........................................        43,488
   250   Cascade Communications Corporation  +..................................        13,781
 1,700   DSP Communications, Inc. +.............................................        32,937
 1,200   Pairgain Technologies +................................................        36,525
   700   Snyder Communications, Inc. +..........................................        18,900
   200   Westell Technologies  +................................................         4,575
                                                                                         -----
                                                                                       154,356
                                                                                       -------

         DRUGS & HEALTH CARE - 8.48%
   900   ABR Information Services, Inc. +.......................................        35,437
   500   Access Health, Inc. +..................................................        22,375
   400   Cohr, Inc.  +..........................................................        10,800
   700   Endosonics Corporation  +..............................................        10,675
 1,200   Medical Resources, Inc.  +.............................................        13,650
   800   Rexall Sundown, Inc. +.................................................        21,750
   300   Spine Tech, Inc.  +....................................................         7,500
                                                                                         -----
                                                                                       122,187
                                                                                       -------
          BUSINESS SERVICES - 5.24%
   200   CKS Group, Inc. +......................................................        $8,362
 1,200   Cognos, Inc. +.........................................................        33,750
   200   Metzler Group, Inc.  +.................................................         6,350
   200   Quintiles Transnational Corporation +..................................        13,250
   300   Registry, Inc.  +......................................................        13,838
                                                                                        ------
                                                                                        75,550
                                                                                        ------

                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      BERKELEY SMALLER COMPANIES PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                       VALUE
SHARES                                                                               (NOTE 2)
------                                                                               --------
COMMON STOCKS - (CONTINUED)
         ENERGY - 5.16%
   400   ENSCO International, Inc. +............................................       $19,400
   500   Marine Drilling Companies, Inc. +......................................         9,844
   400   Pride Petroleum Services, Inc.  +......................................         9,300
   400   Reading & Bates Corporation +..........................................        10,600
   400   Seacor Holdings, Inc. +................................................        25,200
                                                                                        ------
                                                                                        74,344
                                                                                        ------
         Consumer Discretionary - 4.35%
   500   Claire S Stores, Inc...................................................         6,500
   500   Finish Line, Inc., Class A +...........................................        10,562
   400   Hot Topic, Inc. +......................................................         7,900
   600   Just for Feet, Inc. +..................................................        15,750
   200   Party City Corporation +...............................................         3,400
   800   Vans, Inc.  +..........................................................        10,000
   400   Wet Seal, Inc. +.......................................................         8,550
                                                                                         -----
                                                                                        62,662
                                                                                        ------
         ELECTRICAL EQUIPMENT - 1.31%
   600   Kent Electronics Corporation  +........................................        15,450
   400   Lightbridge, Inc.  +...................................................         3,425
                                                                                         -----
                                                                                        18,875
                                                                                        ------
         PRODUCER DURABLE - 1.15%
   400   American Disposal Services, Inc.  +....................................         7,400
   700   Industri Matematik International Corporation  +........................         9,188
                                                                                         -----
                                                                                        16,588
                                                                                        ------
         TRANSPORTATION - 0.63%
   200   Tidewater, Inc.........................................................         9,050
                                                                                         -----

         CONSUMER SERVICES - 0.48%
   350   WMS Industries, Inc.  +................................................         7,000
                                                                                         -----
         TOTAL COMMON STOCKS (COST $952,758)                                           920,738
                                                                                       =======

                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      BERKELEY SMALLER COMPANIES PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
PRINCIPAL                                                                             VALUE
AMOUNT                                                                                (NOTE 2)
------                                                                                --------
SHORT-TERM OBLIGATION - 39.88%
                U.S. TREASURY BILL - 17.33%
$250,000        4.75%, due 01/09/97+ (Cost $249,736)............................      $249,736
                                                                                      --------

                REPURCHASE AGREEMENT - 22.55%
 325,000        Repurchase Agreement with State Street
                Bank and Trust Company, dated 12/31/96 at
                2.0%, due 01/02/97, maturity value $325,036
                (collateralized by U.S. Treasury Note,
                6.00%, due 05/31/98, par value $330,000;
                market value $332,923)  (Cost $325,000).........................        325,000
                                                                                        -------
                TOTAL SHORT-TERM OBLIGATION (COST $574,736).....................        574,736
                                                                                        -------

TOTAL INVESTMENTS (COST $1,527,494*).................      103.76%                   $1,495,474
OTHER ASSETS AND LIABILITIES (NET)...................       (3.76)                      (54,230)
                                                           -------                   -----------
NET ASSETS...........................................      100.00%                   $1,441,244
                                                           =======                   ==========

* Aggregate cost for Federal tax purposes is $1,532,498 (Note 4)
+ Non-income producing security
+ Rate represents annualized yield at date of purchase

                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      LEXINGTON CORPORATE LEADERS PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996
                                                                                        VALUE
SHARES                                                                                (NOTE 2)
------                                                                                --------
COMMON STOCKS - 98.64%
         ENERGY - 23.10%
450      Chevron Corporation....................................................       $29,250
450      Exxon Corporation......................................................        44,100
450      Mobil Corporation......................................................        55,012
450      Royal Dutch Petroleum Company, NY Shares...............................        76,837
450      Schlumberger, Ltd......................................................        44,944
450      Texaco, Inc. ..........................................................        44,156
390      Union Pacific Resource Group, Inc. ....................................        11,407
                                                                                        ------
                                                                                       305,706
                                                                                       -------

         CONSUMER DISCRETIONARY - 19.92%
450      American Brands, Inc...................................................        22,331
840      Coca Cola Company......................................................        44,205
450      Eastman Kodak Company..................................................        36,112
450      McDonalds Corporation..................................................        20,362
450      Philip Morris Companies, Inc...........................................        50,681
450      Procter & Gamble Company...............................................        48,375
450      Wal-Mart Stores, Inc...................................................        10,294
450      Walt Disney Company....................................................        31,331
                                                                                        ------
                                                                                       263,691
                                                                                       -------

         TECHNOLOGY - 11.17%
450      Allied Signal, Inc.....................................................        30,150
450      Boeing Company.........................................................        47,869
840      Hewlett Packard Company................................................        42,210
450      Motorola, Inc..........................................................        27,619
                                                                                        ------
                                                                                       147,848
                                                                                       -------
         AUTOS & TRANSPORTATION - 8.62%
450      Burlington Northern Santa Fe...........................................        38,869
450      General Motors Corporation.............................................        25,087
450      Goodyear Tire and Rubber Company.......................................        23,119
450      Union Pacific Corporation..............................................        27,056
                                                                                        ------
                                                                                       114,131
                                                                                       -------



                        See Notes to Financial Statements


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                      LEXINGTON CORPORATE LEADERS PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 1996
                                                                                        VALUE
SHARES                                                                                (NOTE 2)
------                                                                                --------
COMMON STOCKS - (CONTINUED)
         MATERIALS & PROCESSING - 8.45%
450      Aluminum Company of America............................................       $28,687
450      Bethlehem Steel Corporation +..........................................         4,050
450      DuPont (E.I.) DeNemours & Company......................................        42,469
450      International Paper Company............................................        18,169
450      Union Carbide Corporation..............................................        18,394
                                                                                        ------
                                                                                       111,769
                                                                                       -------
         FINANCIAL SERVICES - 8.12%
450      American Express Company...............................................        25,425
450      J.P. Morgan & Company, Inc.............................................        43,931
840      Travelers Group, Inc...................................................        38,115
                                                                                        ------
                                                                                       107,471
                                                                                       -------
         PRODUCER DURABLES - 5.92%
450      Caterpillar, Inc.......................................................        33,863
450      General Electric Company...............................................        44,494
                                                                                        ------
                                                                                        78,357
                                                                                        ------
         DRUGS & HEALTH CARE - 5.85%
840      Johnson & Johnson......................................................        41,790
450      Merck & Company, Inc...................................................        35,663
                                                                                        ------
                                                                                        77,453
                                                                                        ------
         UTILITIES - 5.36%
450      Consolidated Edison Company of New York................................        13,163
450      Duke Power Company.....................................................        20,813
450      Houston Industries, Inc................................................        10,181
450      Pacific Gas & Electric Company.........................................         9,450
450      Union Electric Company.................................................        17,325
                                                                                        ------
                                                                                        70,932
                                                                                        ------
         COMMUNICATIONS - 2.13%
450      AT&T Corporation.......................................................        19,575
186      Lucent Technologies, Inc. .............................................         8,603
                                                                                         -----
                                                                                        28,178
                                                                                        ------

TOTAL INVESTMENTS (COST $1,156,549*).................       98.64%                   1,305,536
OTHER ASSETS AND LIABILITIES.........................        1.36                       17,885
                                                           ------                    ---------
NET ASSETS...........................................      100.0%                   $1,323,421
                                                           ======                   ==========

* Aggregate cost for Federal tax purposes
+ Non-income producing security

                        See Notes to Financial Statements

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996


1.     ORGANIZATION AND BUSINESS

       The LPT Variable Insurance Series Trust (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on January 23, 1995, and is a business entity commonly known as a "Massachusetts Business Trust". The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end series management investment company. The trust offers eight managed investment portfolios (the "Portfolios") to the public only through certain variable annuity contracts offered by London Pacific Life and Annuity Company ("London Pacific"): the Salomon Money Market Portfolio (the "Money Portfolio"); the Salomon U.S. Quality Bond Portfolio (the "Bond Portfolio"); and the MAS Value, MFS Total Return, Strong International Stock, Strong Growth, Berkeley Smaller Companies, and Lexington Corporate Leaders Portfolios (the "Equity Portfolios").

2.     SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

       SECURITY VALUATION: Securities which are traded on a recognized exchange (including securities traded through the National Market System) are valued at the last sale price on the securities exchange on which such securities are primarily traded, or, if there were no sales during the day, at the closing bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the most recent closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by the Board of Trustees or its delegates. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business on each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Long-term debt securities are valued using information furnished by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are stated at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The investments of the Money Portfolio are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost, and, thereafter, assuming a constant amortization to maturity of any discount or premium.

       REPURCHASE AGREEMENTS: Each Portfolio may engage in Repurchase Agreement transactions. Under the terms of a typical Repurchase Agreement, the Portfolio through its custodian takes possession of an underlying debt obligation, subject to an obligation of the seller to repurchase and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio may enter into Repurchase Agreements only with banks or dealers which, in the opinion of each Portfolio's Sub-advisor, based on guidelines established by the Trust's Board of Trustees, are deemed creditworthy.

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996


       DOLLAR ROLL TRANSACTIONS: The Salomon U.S. Quality Bond Portfolio in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The values of the dollar roll transactions are reflected in the Portfolio's Statements of Assets and Liabilities. A dollar roll transaction involves the sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase similar securities at a agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Portfolio is paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments, together with any additional income received on the sale will generate income for the Portfolio exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those similar securities which the Portfolio is obligated to purchase or that the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolios are maintained in U.S. Dollars. Investment valuations, other assets and liabilities initially expressed as foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

       SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued, and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as a portfolio is informed of the ex-dividend date.

       DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and reinvested monthly for the Money Portfolio and are declared and distributed annually for all other Portfolios. All Portfolios, with the exception of the Money Portfolio, declare and distribute, if any, all net realized capital gains at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of losses on wash sale transactions and realized and unrealized gains and losses on foreign currency contracts. Reclassifications are made to a portfolio's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

       FEDERAL INCOME TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio of the Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

       EXPENSES: The Trust accounts separately for assets, liabilities, and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996


3. INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES, AND OTHER RELATED PARTY TRANSACTIONS

       LPIMC Insurance Marketing Services ("LPIMC"), a wholly owned subsidiary of London Pacific, serves as investment advisor to the Trust. Berkeley Capital Management, a wholly owned subsidiary of the London Pacific Group, Ltd., and an affiliate of London Pacific, serves as Sub-advisor to the Berkeley Smaller Companies Portfolio, Miller, Anderson & Sherrerd, LLP, an indirect, wholly owned subsidiary of the Morgan Stanley Group, Inc., serves as Sub-advisor to the MAS Value Portfolio, Massachusetts Financial Services Company, an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, serves as Sub-advisor to the MFS Total Return Portfolio, Salomon Brothers Asset Management Inc., an indirect, wholly owned subsidiary of Salomon Inc., serves as Sub-advisor to the Salomon U.S. Quality Bond and Salomon Money Market Portfolios, Strong Capital Management, Inc., a privately held corporation, serves as Sub-advisor to the Strong International Stock and Strong Growth Portfolios, and Lexington Management Corporation, a wholly owned subsidiary of Lexington Global Asset Managers, Inc., serves as Sub-advisor to the Lexington Corporate Leaders Portfolio.

       The Trust pays LPIMC a monthly fee in arrears based on a percentage of the average daily net assets of each Portfolio during the month, out of which LPIMC pays the Sub-advisor of each Portfolio a monthly fee in arrears at annual rates as follows:

                                                     FEES ON           FEES ON         FEES ON
                                                   AVERAGE NET       AVERAGE NET     AVERAGE NET
                                    FEES ON       ASSETS BETWEEN   ASSETS BETWEEN      ASSETS
                                  AVERAGE NET    $25 MILLION AND    $100 MILLION      EXCEEDING
       NAME OF PORTFOLIO          ASSETS UP TO     $100 MILLION       AND $500      $500 MILLION
                                   $25 MILLION                         MILLION
       -----------------           -----------     ------------        -------      ------------
MAS Value Portfolio
     LPIMC                            .25%             .25%             .25%            .25%
     Sub-advisor                     .625%            .375%             .25%            .20%
                                     -----            -----             ----            ----
         Total Fees Paid to
           LPIMC *                   .875%            .625%             .50%            .45%
                                     =====            =====             ====            ====


                                                     FEES ON
                                                     AVERAGE           FEES ON
                                    FEES ON         NET ASSETS        AVERAGE NET
                                  AVERAGE NET      BETWEEN $200        ASSETS
       NAME OF PORTFOLIO          ASSETS UP TO     MILLION AND     EXCEEDING $1.3
                                  $200 MILLION     $1.3 BILLION        BILLION
       -----------------          ------------     ------------       ---------
                                                                          MFS Total Return Portfolio
     LPIMC                            .25%             .25%             .25%
     Sub-advisor                      .50%             .45%             .40%
                                      ----             ----             ----

Total Fees Paid to                    .75%             .70%             .65%
                                      ====             ====             ====

  LPIMC *

                                                                                       FEES ON
                                                 FEES ON AVERAGE       FEES ON       AVERAGE NET
                                                    NET ASSETS       AVERAGE NET       ASSETS
                                    FEES ON        BETWEEN $50     ASSETS BETWEEN      BETWEEN
                                  AVERAGE NET      MILLION AND      $150 MILLION    $300 MILLION
           NAME OF PORTFOLIO      ASSETS UP TO      $150 MILLION       AND $300        AND $500
                                  $50 MILLION                          MILLION         MILLION
          ------------------      -----------      --------------      -------         -------
Salomon U.S. Quality Bond
Portfolio
     LPIMC                            .25%             .25%             .25%             25%
     Sub-advisor                      .30%            .275%             .25%            .20%
                                      ----            -----             ----            ----
         Total Fees Paid to
           LPIMC *                    .55%            .525%             .50%            .45%
                                      ====            =====             ====            ====


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                                                       FEES ON
                                                 FEES ON AVERAGE       FEES ON       AVERAGE NET
                                                    NET ASSETS       AVERAGE NET       ASSETS
                                    FEES ON        BETWEEN $50     ASSETS BETWEEN      BETWEEN
                                  AVERAGE NET      MILLION AND      $150 MILLION    $300 MILLION
                                 ASSETS UP TO      $150 MILLION       AND $300        AND $500
                                 $50 MILLION                          MILLION         MILLION
                                 ------------    ----------------  --------------  -------------
Salomon Money Market Portfolio
     LPIMC                            .25%             .25%             .25%            .25%
     Sub-advisor                      .20%            .175%             .15%            .10%
                                      ----            -----             ----            ----
         Total Fees Paid to
           LPIMC *                    .45%            .425%             .40%            .35%
                                      ====            =====             ====            ====



                                                      FEES ON
                                                    AVERAGE NET        FEES ON
                                     FEES ON      ASSETS BETWEEN     AVERAGE NET
                                   AVERAGE NET     $150 MILLION        ASSETS
       NAME OF PORTFOLIO          ASSETS UP TO       AND $500      EXCEEDING $500
                                   $150 MILLION        MILLION          MILLION
       -----------------         ---------------  --------------  ----------------
Strong International Stock
Portfolio and Strong Growth
Portfolio
     LPIMC                            .25%             .25%             .25%
     Sub-advisor                      .50%             .45%             .40%
                                      ----             ----             ----
         Total Fees Paid to
           LPIMC *                    .75%             .70%             .65%
                                      ====             ====             ====

                                                      FEES ON
                                     FEES ON        AVERAGE NET
                                   AVERAGE NET        ASSETS
       NAME OF PORTFOLIO          ASSETS UP TO     EXCEEDING $10
                                   $10 MILLION        MILLION
       -----------------        ----------------  ----------------
                                                        Berkeley Smaller Companies
Portfolio
     LPIMC                            .25%             .25%
     Sub-advisor                      .75%             .50%
                                      ----             ----
         Total Fees Paid to
           LPIMC *                    1.00%            .75%
                                      =====            ====

                                                     FEES ON
                                                    AVERAGE NET        FEES ON
                                     FEES ON      ASSETS BETWEEN     AVERAGE NET
                                   AVERAGE NET     $10 MILLION         ASSETS
       NAME OF PORTFOLIO          ASSETS UP TO       AND $100      EXCEEDING $100
                                   $10 MILLION       MILLION           MILLION
       -----------------         ---------------  ---------------  ---------------
Lexington Corporate Leaders
Portfolio
     LPIMC                            .25%             .25%             .25%
     Sub-advisor                      .40%             .35%             .30%
                                      ----             ----             ----
         Total Fees Paid to
           LPIMC *                    .65%             .60%             .55%
                                      ====             ====             ====

            * Fees paid to LPIMC include fees paid for services rendered by LPIMC to the Portfolio and those fees that LPIMC will in turn pay to the Sub-advisor.


                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996

           LPIMC and certain Sub-advisors have voluntarily agreed to waive a portion of the fees payable to them during the first six months of operations. Any fee waivers by a Sub-advisor are passed through to the Portfolios.

           The Trust and LPIMC also entered into an Administrative Agreement with State Street Bank and Trust Company ("SSB&T"), a Massachusetts Trust Company, whereby SSB&T performed administrative services for each of the Portfolios and received an administration fee and certain out-of-pocket expenses. The Trust terminated the Administrative Agreement effective October 1, 1996 and LPIMC began providing the administrative services previously performed by SSB&T. LPIMC does not charge the Portfolios a separate fee for this service.

       In the event normal operating expenses of each Portfolio, excluding brokerage commissions, but including the advisory fee, exceed certain voluntary expense limitations based on average net assets (MAS Value Portfolio - 1.29%; MFS Total Return Portfolio - 1.29%; Salomon U.S. Quality Bond Portfolio - 0.99%; Salomon Money Market Portfolio - 0.89%; Strong International Stock Portfolio - 1.49%; Strong Growth - 1.29%; Berkeley Smaller Companies Portfolio - 1.39%; and Lexington Corporate Leaders Portfolio - 1.29%), London Pacific has agreed, through December 31, 1997, to reimburse each Portfolio for expenses in excess of the stated expense limitations. The expense limitations may be removed or revised after December 31, 1997, without prior notice to existing shareholders.

           For the eleven months ended December 31, 1996, London Pacific voluntarily agreed to reimburse the Portfolios as follows:

       NAME OF PORTFOLIO                                   REIMBURSEMENT
       ------------------                                  --------------

MAS Value Portfolio                                             $62,226
MFS Total Return Portfolio                                       65,124
Salomon U.S. Quality Bond Portfolio                              54,144
Salomon Money Market Portfolio                                   53,653
Strong International Stock Portfolio                             63,100
Strong Growth Portfolio                                          66,268
Berkeley Smaller Companies Portfolio                             64,717
Lexington Corporate Leaders Portfolio                            54,801

       The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or any investment advisor are reimbursed for their travel expenses in attending meetings of the Trustees, and receive fees for each Trust meeting attended. Such amounts are paid by the Trust.

4.     PURCHASES AND SALES OF SECURITIES

       The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the eleven months ended December 31, 1996, were as follows:


                                                 PURCHASES                      SALES
                                            ------------------------------------------------
PORTFOLIO                                 OTHER        GOVERNMENT        OTHER     GOVERNMENT
---------------------------------------------------------------------------------------------
MAS Value Portfolio                   $1,391,680             $0      $416,264              $0
MFS Total Return Portfolio               953,489        848,569       204,452         333,949
Salomon U.S. Quality Bond Portfolio       56,808      4,279,022             0       2,883,377
Strong International Stock Portfolio   1,430,980              0       478,929               0
Strong Growth Portfolio                5,801,123              0     4,800,552               0
Berkeley Smaller Companies Portfolio  21,079,668              0    19,861,575               0
Lexington Corporate Leaders Portfolio  1,156,577              0            26               0




                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996

       At December 31, 1996, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:


                                                 TAX BASIS
                                                 ---------
                                                                      NET UNREALIZED
                                       UNREALIZED      UNREALIZED      APPRECIATION
PORTFOLIO                             APPRECIATION    DEPRECIATION    (DEPRECIATION)      COST
------------------------------------------------------------------------------------------------
MAS Value Portfolio                      $189,822       $15,064           $174,758    $1,264,427
MFS Total Return Portfolio                104,049         6,459             97,590     1,543,692
Salomon U.S. Quality Bond Portfolio        10,350         4,042              6,308     1,607,036
Strong International Stock Portfolio      130,339        81,715             48,624     1,162,642
Strong Growth Portfolio                   146,534        16,640            129,894     1,469,950
Berkeley Smaller Companies Portfolio       43,364        80,388           (37,024)     1,532,498
Lexington Corporate Leaders Portfolio     165,068        16,081            148,987     1,156,549

5.     SHARES OF BENEFICIAL INTEREST

       The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each with a $.01 par value.

       The Salomon Money Market Portfolio has sold shares, issued reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions are the same as the dollar amounts shown for such transactions.

       London Pacific directly and through its LPLA Separate Account One, owns of record 100% of each Portfolio's outstanding shares. Changes in shares of beneficial interest for the period from January 31, 1996 to December 31, 1996 were as follows:


                                                  SHARES AND AMOUNT
                                                  -----------------

SALOMON MONEY MARKET PORTFOLIO
       Sold                                           $3,995,273
       Issued as reinvestment
         of dividends                                     42,722
       Redeemed                                      (2,859,608)
                                                     -----------
       Net increase                                   $1,178,387
                                                      ==========


                                               SHARES           AMOUNT
                                               ------           ------
MAS VALUE FUND
       Sold                                   134,159         $1,387,694
       Issued as reinvestment
         of dividends                           3,597             42,434
       Redeemed                              (17,894)          (200,902)
                                             --------          ---------
       Net increase                           119,862         $1,229,226
                                              =======         ==========



                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996

                                                SHARES            AMOUNT
                                                ------            ------
MFS TOTAL RETURN PORTFOLIO
       Sold                                    161,535        $1,661,251
       Issued as reinvestment
         of dividends                            2,481            26,938
       Redeemed                                (23,741)        (254,329)
                                               --------       ----------
       Net increase                            140,275        $1,433,860
                                               =======        ==========


SALOMON U.S. QUALITY BOND PORTFOLIO
       Sold                                    168,853        $1,674,647
       Issued as reinvestment
         of dividends                            6,530            64,078
       Redeemed                                (17,128)        (170,466)
                                               --------       ----------
       Net increase                            158,255        $1,568,259
                                               =======        ==========


STRONG INTERNATIONAL STOCK PORTFOLIO
       Sold                                    130,739        $1,327,854
       Issued as reinvestment
         of dividends                              647             6,829
       Redeemed                                (16,008)        (169,112)
                                               --------       ----------
       Net increase                            115,378        $1,165,571
                                               =======        ==========


STRONG GROWTH PORTFOLIO
       Sold                                    138,342        $1,481,628
       Issued as reinvestment
         of dividends                            8,177            96,589
       Redeemed                                (19,540)        (241,105)
                                               --------       ----------
       Net increase                            126,979        $1,337,112
                                               =======        ==========


BERKELEY SMALLER COMPANIES PORTFOLIO
       Sold                                    191,499        $2,060,025
       Issued as reinvestment
         of dividends                           29,494           253,423
       Redeemed                                (53,109)        (574,868)
                                               --------       ----------
       Net increase                            167,884        $1,738,580
                                               =======        ==========

                                               Shares           Amount

LEXINGTON CORPORATE LEADERS PORTFOLIO
       Sold                                    122,449        $1,250,539
       Issued as reinvestment
         of dividends                            1,232            13,929
       Redeemed                                (8,032)          (90,134)
                                               -------        ----------
       Net increase                            115,649        $1,174,334
                                               =======        ==========





                     THE LPT VARIABLE INSURANCE SERIES TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31, 1996


6.     FOREIGN SECURITIES

     All Portfolios may invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments, reduced availability of public information concerning issues, lower standards of accounting, auditing, and financial reporting, less market liquidity, greater volatility of prices, and a possible imposition of currency exchange blockages or restrictions on securities, transactions, or transfer of assets.

7.      CAPITAL LOSS CARRYFORWARD

      At December 31, 1996, the following funds had a capital loss carryforward which expires on December 31, 2004:

                FUND                                             AMOUNT
                ----                                             ------

         MFS Total Return Portfolio                              $2,904
         Salomon U.S. Quality Bond Portfolio                     22,025
         Salomon Money Market Portfolio                              27
         Berkeley Smaller Companies Portfolio                    46,696
         Lexington Corporate Leaders Portfolio                        2

     At  December  31,  1996,   Berkeley  Smaller  Companies   Portfolio  has  a
     Post-October loss of $213,636, which is deferred until January 1, 1997.





                        REPORT OF INDEPENDENT ACCOUNTANTS


     To the Trustees and Shareholders of
     The London Pacific Trust
     Variable Insurance Series Trust

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios (Berkeley Smaller Companies, Lexington Corporate Leaders, MAS Value, MFS Total Return, Salomon Money Market, Salomon U.S. Quality Bond, Strong Growth, Strong International Stock) constituting The London Pacific Trust Variable Insurance Series Trust (the "Trust") at December 31, 1996, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the period January 31, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.






     Price Waterhouse LLP
     Boston, Massachusetts
     February 10, 1997






           This Annual Report has been prepared to provide information to the owners of London Pacific Life & Annuity Company's Regency Series Variable Annuity. If it is used for any other purpose, it must be accompanied or preceded by a current Regency Series prospectus, which discloses any charges and other important information about the Separate Account, together with the current prospectus for the LPT Variable Insurance Series Trust.